UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09094

Leuthold Funds, Inc.
(Exact name of registrant as specified in charter)

150 South Fifth Street, Suite 1700, Minneapolis, MN 55402
 (Address of principal executive offices) (Zip code)

John Mueller
Leuthold Weeden Capital Management
150 South Fifth Street, Suite 1700, Minneapolis, MN 55402
 (Name and address of agent for service)

612-332-9141
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2022

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

March 31, 2022

LEUTHOLD FUNDS

Leuthold Core Investment Fund

Retail Class Shares      LCORX

Institutional Class Shares      LCRIX

Leuthold Global Fund

Retail Class Shares      GLBLX

Institutional Class Shares      GLBIX

Leuthold Select Industries Fund

LSLTX

Grizzly Short Fund

GRZZX

Leuthold Core ETF

LCR

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this semi-annual report is accurate or complete. Any representation to the contrary is a criminal offense. An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Inside Cover - blank

Leuthold Funds

Leuthold Funds

(Unaudited)

Leuthold Core Investment Fund

Allocation of Portfolio Holdings

March 31, 2022

Leuthold Global Fund

Allocation of Portfolio Holdings

March 31, 2022

^	Amount is less than 0.05%.

Reflected as a percent of absolute value of investments and securities sold short.

Leuthold Funds - 2022 Semi-Annual Report	1

Leuthold Funds

(Unaudited)

Leuthold Select Industries Fund

Allocation of Portfolio Holdings

March 31, 2022*

Grizzly Short Fund

Allocation of Securities Sold Short

March 31, 2022

*	Excludes short-term investments less than 5% of net assets.

Reflected as a percent of absolute value of investments and securities sold short.

2	Leuthold Funds - 2022 Semi-Annual Report

Leuthold Funds

(Unaudited)

Leuthold Core ETF

Allocation of Portfolio Holdings

March 31, 2022

Leuthold Funds - 2022 Semi-Annual Report	3

Leuthold Core Investment Fund

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 64.41%
Air Freight & Logistics - 2.55%
Atlas Air Worldwide Holdings, Inc. (a)	30,946	$2,672,806
CH Robinson Worldwide, Inc.	26,722	2,878,227
Expeditors International of Washington, Inc.	24,401	2,517,207
FedEx Corp.	19,921	4,609,520
Hub Group, Inc.- Class A (a)	27,463	2,120,418
		14,798,178
Capital Markets - 7.41%
Coinbase Global, Inc.- Class A (a)	6,967	1,322,755
Evercore, Inc.- Class A	29,901	3,328,579
The Goldman Sachs Group, Inc.	21,250	7,014,625
Intercontinental Exchange, Inc.	20,786	2,746,246
Jefferies Financial Group, Inc.	58,757	1,930,167
Moody’s Corp.	7,083	2,389,875
Morgan Stanley	75,479	6,596,865
Nasdaq, Inc.	11,438	2,038,252
Raymond James Financial, Inc.	42,733	4,696,784
Stifel Financial Corp.	55,332	3,757,043
Tradeweb Markets, Inc.- Class A	20,728	1,821,369
UBS Group AG (b)	271,375	5,302,668
		42,945,228

	Shares	Fair Value
Chemicals - 0.00% (h)
China Lumena New Materials Corp. (a)(b)(d)(e)	20,950	$6,419

Consumer Finance - 2.15%
Ally Financial, Inc.	55,100	2,395,748
Capital One Financial Corp.	28,101	3,689,380
Discover Financial Services	21,424	2,360,711
OneMain Holdings, Inc.	44,474	2,108,512
Synchrony Financial	55,506	1,932,164
		12,486,515
Distributors - 0.55%
LKQ Corp.	69,557	3,158,583

Electronic Equipment, Instruments & Components - 1.51%
Arrow Electronics, Inc. (a)	16,373	1,942,329
Insight Enterprises, Inc. (a)	31,643	3,395,927
TD SYNNEX Corp.	33,036	3,409,645
		8,747,901
Food & Staples Retailing - 3.18%
BJ’s Wholesale Club Holdings, Inc. (a)	73,795	4,989,280
Costco Wholesale Corp.	13,238	7,623,102
Walmart, Inc.	38,901	5,793,137
		18,405,519
Health Care Equipment & Supplies - 1.29%
Abbott Laboratories	30,136	3,566,897
Medtronic PLC (b)	35,323	3,919,087
		7,485,984

4	Leuthold Funds - 2022 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund
Schedule of Investments (continued)
March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 64.41% (continued)

Health Care Providers & Services - 4.68%
Anthem, Inc.	13,590	$6,675,680
Centene Corp. (a)	63,344	5,332,931
Humana, Inc.	13,054	5,680,709
UnitedHealth Group, Inc.	18,463	9,415,576
		27,104,896
Household Durables - 2.91%
D.R. Horton, Inc.	58,467	4,356,376
KB Home	43,139	1,396,841
Lennar Corp. - Class A	34,778	2,822,930
Meritage Homes Corp. (a)	25,024	1,982,651
PulteGroup, Inc.	89,413	3,746,405
Toll Brothers, Inc.	53,938	2,536,165
		16,841,368
Insurance - 3.12%
The Allstate Corp.	20,000	2,770,200
American Financial Group, Inc.	15,299	2,227,840
Arch Capital Group, Ltd. (a)(b)	53,264	2,579,043
Chubb, Ltd. (b)	13,251	2,834,389
Cincinnati Financial Corp.	23,856	3,243,462
Markel Corp. (a)	1,527	2,252,692
Old Republic International Corp.	85,135	2,202,442
		18,110,068
IT Services - 2.55%
Concentrix Corp.	33,036	5,502,476
Mastercard, Inc. - Class A	14,283	5,104,459
Visa, Inc. - Class A	18,812	4,171,937
		14,778,872

	Shares	Fair Value
Life Sciences Tools & Services - 1.33%
Danaher Corp.	13,782	$4,042,674
Thermo Fisher Scientific, Inc.	6,221	3,674,434
		7,717,108
Metals & Mining - 3.65%
Alcoa Corp.	30,379	2,735,021
ArcelorMittal SA - NYRS	65,667	2,102,001
BHP Group, Ltd. - ADR	53,077	4,100,198
Freeport-McMoRan, Inc.	75,305	3,745,671
Materion Corp.	21,675	1,858,415
Rio Tinto PLC - LN Shares - ADR	46,251	3,718,580
Teck Resources, Ltd. - Class B (b)	71,229	2,876,939
		21,136,825
Multiline Retail - 2.34%
Target Corp.	64,041	13,590,781

Oil, Gas & Consumable Fuels - 6.14%
APA Corp.	84,827	3,505,900
BP PLC - ADR	100,851	2,965,019
California Resources Corp.	45,055	2,015,310
EOG Resources, Inc.	33,907	4,042,732
Equinor ASA - ADR	112,754	4,229,403
Exxon Mobil Corp.	46,739	3,860,174
Imperial Oil, Ltd. (b)	58,351	2,819,520
Marathon Oil Corp.	138,997	3,490,215
Shell PLC - ADR	66,654	3,661,304
Suncor Energy, Inc. (b)	82,853	2,700,179
Whiting Petroleum Corp.	28,392	2,314,232
		35,603,988

See Notes to the Financial Statements.	Leuthold Funds - 2022 Semi-Annual Report	5

Leuthold Core Investment Fund
Schedule of Investments (continued)
March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 64.41% (continued)

Paper & Forest Products - 0.40%
Louisiana-Pacific Corp.	37,391	$2,322,729

Pharmaceuticals - 0.78%
Pfizer, Inc.	87,636	4,536,916

Professional Services - 3.14%
ASGN, Inc. (a)	35,127	4,099,672
Insperity, Inc.	27,114	2,722,788
Korn Ferry	36,868	2,394,208
ManpowerGroup, Inc.	25,024	2,350,254
Robert Half International, Inc.	41,049	4,686,975
TriNet Group, Inc. (a)	19,508	1,918,807
		18,172,704
Semiconductors & Semiconductor Equipment - 5.92%
Applied Materials, Inc.	67,873	8,945,661
KLA Corp.	13,935	5,101,046
Lam Research Corp.	19,857	10,675,322
MKS Instruments, Inc.	25,721	3,858,150
SolarEdge Technologies, Inc. (a)(b)	17,719	5,712,074
		34,292,253
Software - 2.99%
Adobe, Inc. (a)	7,664	3,491,872
Microsoft Corp.	44,881	13,837,261
		17,329,133

	Shares	Fair Value
Specialty Retail - 2.26%
Asbury Automotive
Group, Inc. (a)	9,870	$1,581,174
AutoNation, Inc. (a)	23,631	2,353,175
Group 1 Automotive, Inc.	11,264	1,890,437
The Home Depot, Inc.	7,664	2,294,065
Penske Automotive Group, Inc.	28,508	2,671,770
Williams-Sonoma, Inc.	16,025	2,323,625
		13,114,246
Technology Hardware, Storage & Peripherals - 1.34%
Apple, Inc.	38,959	6,802,631
Dell Technologies, Inc. - Class C	19,508	979,107
		7,781,738
Thrifts & Mortgage Finance - 0.51%
Flagstar Bancorp, Inc.	40,004	1,696,170
PennyMac Financial Services, Inc.	23,631	1,257,169
		2,953,339
Trading Companies & Distributors - 1.71%
MSC Industrial Direct Co., Inc. - Class A	13,586	1,157,663
Triton International, Ltd. (b)	27,114	1,902,860
United Rentals, Inc. (a)	12,541	4,454,689
WESCO International, Inc. (a)	18,463	2,402,775
		9,917,987
TOTAL COMMON STOCKS (Cost $236,734,655)		$373,339,278

6	Leuthold Funds - 2022 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund
Schedule of Investments (continued)
March 31, 2022 (Unaudited)

	Shares	Fair Value
INVESTMENT COMPANIES - 12.37%

Exchange Traded Funds - 12.37%
Invesco CurrencyShares Japanese Yen Trust (a)(g)	123,391	$9,493,704
iShares Floating Rate Bond ETF	88,193	4,455,510
iShares Gold Trust (a)	168,434	6,203,424
iShares International Treasury Bond ETF	226,925	10,540,666
iShares JP Morgan USD Emerging Markets Bond ETF	23,857	2,332,260
iShares MBS ETF	57,037	5,810,359
SPDR Bloomberg Short-Term High Yield Bond ETF	260,218	6,828,120
SPDR Gold Shares (a)	33,081	5,976,083
VanEck China Bond ETF	157,057	3,869,099
VanEck J.P. Morgan EM Local Currency Bond ETF	87,405	2,359,061
Vanguard Short-Term Inflation-Protected Securities ETF	269,817	13,817,329
TOTAL INVESTMENT COMPANIES (Cost $70,399,613)		$71,685,615

	Principal Amount	Fair Value
CORPORATE BONDS - 1.56%
Banks - 0.89%
JPMorgan Chase & Co.
1.500%, 01/27/2025	$4,600,000	$5,172,284

	Principal
	Amount		Fair Value
Technology Hardware, Storage & Peripherals - 0.67%
Apple, Inc.
1.000%, 11/10/2022		3,500,000	$3,903,521

TOTAL CORPORATE BONDS (Cost $9,296,406)			$9,075,805

FOREIGN GOVERNMENT BONDS - 2.09%
Foreign Government Bonds - 2.09%
French Republic Government Bond OAT
1.250%, 05/25/2034 (b)
	EUR	7,930,000	$8,945,079
United Kingdom Gilt
4.750%, 12/07/2030 (b)
	GBP	1,910,000	3,169,720
TOTAL FOREIGN GOVERNMENT BONDS (Cost $12,852,487)			$12,114,799

UNITED STATES TREASURY OBLIGATIONS - 0.97%
United States Treasury Notes - 0.97%
2.000%, 11/15/2041		$6,200,000	$5,616,812

TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $6,040,158)			$5,616,812

See Notes to the Financial Statements.	Leuthold Funds - 2022 Semi-Annual Report	7

Leuthold Core Investment Fund
Schedule of Investments (continued)
March 31, 2022 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 14.05%
Money Market Funds - 14.05%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.1200% (c)(f)	81,459,289	$81,459,289
TOTAL SHORT-TERM INVESTMENTS (Cost $81,459,289)		$81,459,289

Total Investments (Cost $416,782,608) - 95.45%		$553,291,598
Other Assets in Excess of Liabilities - (f) - 4.55%		26,381,631
TOTAL NET ASSETS - 100.00%		$579,673,229

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
NYRS	New York Registry Shares

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2022.
(d)	Illiquid security. The fair value of this security totals $6,419 which represents an amount that rounds to 0.00% of total net assets.
(e)	This security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. and is deemed a Level 3 security as it is valued using significant unobservable inputs.
(f)	All or a portion of the assets have been committed as collateral for open securites sold short.
(g)	Affiliated security. At March 31, 2022, the market value of this security totals $9,493,704, which represents 1.64% of total net assets.
(h)	Rounds to less than 0.005%.

The Global Industry Classification Standard (GICS®) was developed by and/ or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

8	Leuthold Funds - 2022 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund
Schedule of Investments Sold Short - (a)
March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 12.61%

Aerospace & Defense - 0.88%
The Boeing Co.	4,431	$848,537
HEICO Corp.	3,566	547,524
Howmet Aerospace, Inc.	14,076	505,891
Mercury Systems, Inc.	8,958	577,343
Raytheon Technologies Corp.	10,920	1,081,844
Spirit AeroSystems Holdings, Inc.	10,319	504,496
TransDigm Group, Inc.	1,562	1,017,705
		5,083,340
Airlines - 0.26%
Delta Air Lines, Inc.	24,773	980,268
United Airlines Holdings, Inc.	11,257	521,874
		1,502,142
Auto Components - 0.16%
Dorman Products, Inc.	5,674	539,200
Visteon Corp.	3,543	386,648
		925,848
Banks - 0.17%
Glacier Bancorp, Inc.	10,324	519,091
Independent Bank Corp.	5,874	479,847
		998,938
Beverages - 0.29%
The Boston Beer Co., Inc. - Class A	915	355,450
Celsius Holdings, Inc.	8,443	465,885
Monster Beverage Corp.	10,529	841,267
		1,662,602
Building Products - 0.10%
Advanced Drainage Systems, Inc.	4,691	557,338

	Shares	Fair Value
Capital Markets - 0.43%
CME Group, Inc. - Class A	4,681	$1,113,423
Credit Suisse Group AG - ADR	90,018	706,641
MarketAxess Holdings, Inc.	2,004	681,761
		2,501,825
Chemicals - 0.53%
Ecolab, Inc.	4,458	787,105
International Flavors & Fragrances, Inc.	7,131	936,514
RPM International, Inc.	5,073	413,145
The Scotts Miracle-Gro Co.	3,142	386,340
Sociedad Quimica y Minera de Chile SA - ADR	6,312	540,307
		3,063,411
Commercial Services & Supplies - 0.29%
MillerKnoll, Inc.	11,153	385,448
MSA Safety, Inc.	2,896	384,299
Rollins, Inc.	25,402	890,340
		1,660,087
Construction & Engineering - 0.21%
Quanta Services, Inc.	9,053	1,191,465

Containers & Packaging - 0.24%
AptarGroup, Inc.	4,140	486,450
Ball Corp.	10,251	922,590
		1,409,040
Diversified Consumer Services - 0.07%
Bright Horizons Family Solutions, Inc.	3,119	413,860

Electrical Equipment - 0.24%
Generac Holdings, Inc.	3,252	966,690
Plug Power, Inc.	15,333	438,677
		1,405,367

See Notes to the Financial Statements.	Leuthold Funds - 2022 Semi-Annual Report	9

Leuthold Core Investment Fund
Schedule of Investments Sold Short - (a) (continued)
March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 12.61% (continued)

Electronic Equipment, Instruments & Components - 0.20%
Teledyne Technologies, Inc.	2,441	$1,153,690

Energy Equipment & Services - 0.38%
Baker Hughes, a GE Co. - Class A	26,303	957,692
NOV, Inc.	33,808	662,975
Patterson-UTI Energy, Inc.	37,370	578,488
		2,199,155
Entertainment - 0.15%
Roku, Inc.	6,785	849,957

Food & Staples Retailing - 0.26%
Performance Food Group Co.	10,510	535,064
Sysco Corp.	12,259	1,000,947
		1,536,011
Food Products - 0.26%
Hormel Foods Corp.	19,386	999,154
Lancaster Colony Corp.	3,279	489,063
		1,488,217
Gas Utilities - 0.09%
ONE Gas, Inc.	6,175	544,882

Health Care Equipment & Supplies - 1.50%
Axonics, Inc.	9,823	614,920
Boston Scientific Corp.	25,160	1,114,336
Dexcom, Inc.	2,632	1,346,531
Inari Medical, Inc.	6,776	614,177
Insulet Corp.	3,566	949,947
Intuitive Surgical, Inc.	3,502	1,056,483
Novocure, Ltd. (b)	6,644	550,455
Outset Medical, Inc.	10,429	473,477
STERIS PLC	3,793	917,034
Stryker Corp.	3,912	1,045,873
		8,683,233

	Shares	Fair Value
Health Care Providers & Services - 0.09%
R1 RCM, Inc.	19,577	$523,881

Hotels, Restaurants & Leisure - 1.29%
Airbnb, Inc. - Class A	6,535	1,122,451
Aramark	13,370	502,712
Carnival Corp.	44,337	896,494
Churchill Downs, Inc.	2,732	605,903
Las Vegas Sands Corp.	26,518	1,030,755
Marriott Vacations Worldwide Corp.	3,798	598,944
Restaurant Brands International, Inc. (b)	16,540	965,771
Royal Caribbean Cruises, Ltd.	12,255	1,026,724
Wingstop, Inc.	3,343	392,301
Wynn Resorts, Ltd.	4,458	355,481
		7,497,536
Household Products - 0.07%
WD-40 Co.	2,241	410,618

Independent Power and Renewable - 0.10%
Ormat Technologies, Inc.	6,908	565,282

Industrial Conglomerates - 0.17%
General Electric Co.	11,007	1,007,140

Insurance - 0.07%
Erie Indemnity Co. - Class A	2,445	430,638

Interactive Media & Services - 0.12%
Match Group, Inc.	6,239	678,429

Internet & Direct Marketing Retail - 0.13%
Amazon.com, Inc.	223	726,969

10	Leuthold Funds - 2022 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund
Schedule of Investments Sold Short - (a) (continued)
March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 12.61% (continued)

IT Services - 0.51%
Cloudflare, Inc. - Class A	7,481	$895,476
Okta, Inc.	4,235	639,316
Repay Holdings Corp.	20,944	309,343
Shift4 Payments, Inc. - Class A	8,489	525,724
Twilio, Inc. - Class A	3,639	599,743
		2,969,602
Life Sciences Tools & Services - 0.15%
Illumina, Inc.	2,537	886,428

Machinery - 0.30%
Chart Industries, Inc.	3,525	605,489
Colfax Corp.	14,263	567,525
RBC Bearings, Inc.	2,846	551,782
		1,724,796
Media - 0.08%
Cable One, Inc.	301	440,736

Metals & Mining - 0.11%
Royal Gold, Inc.	4,686	662,038

Multi-Utilities - 0.10%
Algonquin Power & Utilities Corp. (b)	37,242	577,996

Oil, Gas & Consumable Fuels - 0.11%
New Fortress Energy, Inc.	14,928	636,082

Pharmaceuticals - 0.20%
AstraZeneca PLC - ADR	17,824	1,182,444

Professional Services - 0.27%
Clarivate PLC (b)	20,502	$343,614
CoStar Group, Inc.	11,139	741,969
Dun & Bradstreet Holdings, Inc.	25,912	453,978
		1,539,561

	Shares	Fair Value
Real Estate Investment Trusts (REITs) - 0.23%
Americold Realty Trust	12,031	$335,424
Equinix, Inc.	1,339	993,029
		1,328,453
Road & Rail - 0.30%
Canadian Pacific Railway, Ltd. (b)	12,457	1,028,201
Uber Technologies, Inc.	19,372	691,193
		1,719,394
Software - 1.50%
Alteryx, Inc. - Class A	6,016	430,324
Appfolio, Inc. - Class A	3,976	450,123
Autodesk, Inc.	4,385	939,925
Crowdstrike Holdings, Inc. - Class A	5,528	1,255,298
Datadog, Inc. - Class A	6,193	938,054
Guidewire Software, Inc.	4,231	400,337
nCino, Inc.	7,355	301,408
Pegasystems, Inc.	4,158	335,343
Q2 Holdings, Inc.	6,034	371,996
Smartsheet, Inc.	8,056	441,307
Splunk, Inc.	5,793	860,898
The Trade Desk, Inc. - Class A	9,040	626,020
Unity Software, Inc.	4,499	446,346
Workday, Inc. - Class A	3,830	917,132
		8,714,511
TOTAL COMMON STOCKS
(Proceeds $74,851,974)		$73,052,942

See Notes to the Financial Statements.	Leuthold Funds - 2022 Semi-Annual Report	11

Leuthold Core Investment Fund
Schedule of Investments Sold Short - (a) (continued)
March 31, 2022 (Unaudited)

	Shares	Fair Value
INVESTMENT COMPANIES - 3.79%

Exchange Traded Funds - 3.79%
Communication Services Select Sector SPDR Fund	41,147	$2,830,091
Consumer Discretionary Select Sector SPDR Fund	20,250	3,746,250
Industrial Select Sector SPDR Fund	37,157	3,826,428
Invesco QQQ Trust Series 1	7,858	2,848,839
iShares Expanded Tech-Software Sector ETF	8,230	2,838,856
iShares S&P 100 ETF	14,163	2,953,269
Utilities Select Sector SPDR Fund	39,559	2,945,563
TOTAL INVESTMENT COMPANIES (Proceeds $21,835,710)		$21,989,296

TOTAL SECURITIES SOLD SHORT (Proceeds $96,687,684) - 16.40%		$95,042,238

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a) Non-income producing security.
(b) Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/ or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

12	Leuthold Funds - 2022 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.62%

Air Freight & Logistics - 2.80%
Atlas Air Worldwide Holdings, Inc. (a)	1,446	$124,891
Cia de Distribucion Integral Logista Holdings SA (b)	5,107	93,411
Deutsche Post AG (b)	3,040	145,166
FedEx Corp.	761	176,088
Kintetsu World Express, Inc. (b)	3,400	86,995
PostNL NV (b)	23,517	89,628
Royal Mail PLC (b)	14,559	62,555
		778,734
Banks - 4.03%
Ameris Bancorp	1,784	78,282
Associated Banc-Corp.	4,347	98,938
Bank Tabungan Negara Persero Tbk PT (b)	597,800	71,156
Cadence Bank	2,658	77,773
Citizens Financial Group, Inc.	3,319	150,450
FNB Corp.	7,810	97,234
Investors Bancorp, Inc.	6,845	102,196
Mebuki Financial Group, Inc. (b)	39,200	81,630
The PNC Financial Services Group, Inc.	1,050	193,673
Simmons First National Corp.	2,764	72,472
Valley National Bancorp	7,367	95,918
		1,119,722

	Shares	Fair Value
Capital Markets - 5.38%
Evercore, Inc. - Class A	933	$103,862
The Goldman Sachs Group, Inc.	900	297,090
Haitong Securities Co., Ltd. - H Shares (a)(b)	72,000	54,713
LPL Financial Holdings, Inc.	1,214	221,774
Meritz Securities Co., Ltd. (b)	15,272	82,083
Morgan Stanley	4,410	385,434
Raymond James Financial, Inc.	1,777	195,310
Stifel Financial Corp.	2,289	155,423
		1,495,689
Chemicals - 1.51%
The Mosaic Co.	3,320	220,780
Nutrien Ltd. (a)(b)	1,927	200,389
		421,169
Communications Equipment - 3.51%
Ciena Corp. (a)	1,998	121,139
Cisco Systems, Inc.	4,132	230,400
Juniper Networks, Inc.	3,672	136,451
Lumentum Holdings, Inc. (a)	1,250	122,000
NETGEAR, Inc. (a)	2,429	59,948
Spirent Communications PLC (b)	30,406	94,709
Telefonaktiebolaget LM Ericsson - ADR	12,520	114,433
Wistron NeWeb Corp. (a)(b)	39,000	96,741
		975,821

See Notes to the Financial Statements.	Leuthold Funds - 2022 Semi-Annual Report	13

Leuthold Global Fund

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.62% (continued)

Consumer Finance - 2.52%
Ally Financial, Inc.	2,587	$112,483
Capital One Financial Corp.	1,435	188,401
Credit Corp Group, Ltd. (b)	3,221	72,510
Discover Financial Services	1,411	155,478
OneMain Holdings, Inc.	1,601	75,903
Synchrony Financial	2,729	94,997
		699,772
Distributors - 0.34%
LKQ Corp.	2,089	94,861

Diversified Telecommunication Services -2.84%
KT Corp. - ADR	12,781	183,280
Telefonica Brasil SA - ADR	18,183	204,559
Telekom Malaysia Bhd (b)	97,300	113,157
Telkom Indonesia Persero Tbk PT - ADR	5,432	173,552
Telkom SA SOC, Ltd. (b)	38,000	115,671
		790,219
Food Products - 0.66%
Bunge, Ltd.	1,665	184,499

Health Care Providers & Services - 2.67%
Anthem, Inc.	392	192,558
Centene Corp. (a)	2,128	179,157
Humana, Inc.	423	184,077
UnitedHealth Group, Inc.	365	186,139
		741,931

	Shares	Fair Value
Household Durables - 3.62%
Barratt Developments PLC (b)	11,611	$79,045
Haseko Corp. (b)	7,900	90,738
KB Home	3,544	114,755
Lennar Corp. - Class A	2,302	186,853
Meritage Homes Corp. (a)	2,178	172,563
Redrow PLC (b)	11,746	80,354
Toll Brothers, Inc.	3,107	146,091
Tri Pointe Homes, Inc. (a)	6,851	137,568
		1,007,967
Insurance - 2.98%
The Allstate Corp.	1,491	206,519
Cincinnati Financial Corp.	1,579	214,681
DB Insurance Co., Ltd. (b)	1,703	98,061
Old Republic International Corp.	5,397	139,620
Sompo Holdings, Inc. (b)	3,900	171,368
		830,249
IT Services - 2.13%
Accenture PLC - Class A (b)	820	276,529
NS Solutions Corp. (b)	2,600	77,916
TIS, Inc. (b)	4,200	98,291
Wipro, Ltd. - ADR	18,012	138,872
		591,608
Marine - 2.53%
AP Moller - Maersk A/S -
Class B (b)	69	207,343
Evergreen Marine Corp Taiwan, Ltd. (a)(b)	51,000	237,056
Matson, Inc.	1,121	135,215
Star Bulk Carriers Corp. (b)	4,134	122,738
		702,352

14	Leuthold Funds - 2022 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.62% (continued)

Metals & Mining - 5.24%
Anglo American PLC (b)	3,870	$201,094
BHP Group, Ltd. - ADR	3,050	235,612
Boliden AB (b)	2,296	115,822
Fortescue Metals Group, Ltd. (b)	7,920	121,745
Grupo Mexico SAB de CV (b)	37,200	222,096
Korea Zinc Co., Ltd. (b)	193	92,901
Rio Tinto PLC - ADR	2,647	212,819
Sumitomo Metal Mining Co., Ltd. (b)	2,100	106,394
Ternium SA - ADR	3,267	149,139
		1,457,622
Oil, Gas & Consumable Fuels - 8.48%
Aker BP ASA (b)	3,893	145,204
Antero Midstream Corp.	13,301	144,582
APA Corp.	5,091	210,411
Canadian Natural Resources, Ltd. (b)	5,638	349,443
Enbridge, Inc. (b)	2,426	111,814
Eni SpA - ADR	4,486	131,216
EOG Resources, Inc.	2,682	319,775
Inpex Corp. (b)	14,800	174,009
Lundin Energy AB (b)	3,349	140,571
PTT Exploration & Production PCL - NVDR (b)	30,600	131,844
Suncor Energy, Inc. (b)	4,862	158,453
Tourmaline Oil Corp. (b)	3,684	169,738
Whiting Petroleum Corp.	2,097	170,927
		2,357,987

	Shares	Fair Value
Paper & Forest Products - 0.17%
China Forestry Holdings Co., Ltd. (a)(b)(d)(e)	2,484,000	$47,566

Professional Services - 0.95%
CACI International, Inc. (a)	545	164,187
ManTech International Corp. - Class A	1,159	99,894
		264,081
Semiconductors & Semiconductor Equipment - 8.26%
Amkor Technology, Inc.	5,093	110,620
Applied Materials, Inc.	2,089	275,330
ASM International NV (b)	822	299,318
Diodes, Inc. (a)	1,546	134,487
Globalwafers Co., Ltd. (b)	6,000	139,650
Intel Corp.	3,054	151,356
Lam Research Corp.	605	325,254
Marvell Technology, Inc.	3,165	226,962
Sino-American Silicon Products, Inc. (b)	26,000	159,237
SK Hynix, Inc. (b)	1,466	141,028
Skyworks Solutions, Inc.	1,112	148,207
SUMCO Corp. (b)	6,400	104,736
Taiwan Surface Mounting Technology Corp. (a)(b)	20,000	81,169
		2,297,354
Technology Hardware, Storage & Peripherals - 0.87%
HP, Inc.	4,180	151,734
Logitech International SA (b)	1,223	90,233
		241,967

See Notes to the Financial Statements.	Leuthold Funds - 2022 Semi-Annual Report	15

Leuthold Global Fund

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.62% (continued)

Trading Companies & Distributors - 3.58%
Air Lease Corp.	1,740	$77,691
Ferguson PLC (b)	1,160	157,156
ITOCHU Corp. (b)	3,500	118,391
Mitsui & Co., Ltd. (b)	4,400	119,439
Travis Perkins PLC (a)(b)	4,420	71,276
Triton International, Ltd. (b)	2,134	149,764
Univar Solutions, Inc. (a)	3,317	106,608
WESCO International, Inc. (a)	1,494	194,429
		994,754
Wireless Telecommunication Services - 0.55%
America Movil SAB de CV - ADR	7,233	152,978
TOTAL COMMON STOCKS
(Cost $14,652,736)		$18,248,902

	Shares	Fair Value
INVESTMENT COMPANIES - 11.17%

Exchange Traded Funds - 11.17%
Invesco CurrencyShares Japanese Yen Trust (a)	7,158	$550,737
iShares Floating Rate Bond ETF	3,618	182,781
iShares Gold Trust (a)	7,889	290,552
iShares International Treasury Bond ETF	4,886	226,955
iShares JP Morgan USD Emerging Markets Bond ETF	1,127	110,176
iShares MBS ETF	2,721	277,188
SPDR Bloomberg Short Term High Yield Bond ETF	12,668	332,408
SPDR Gold Shares (a)	1,578	285,066
VanEck China Bond ETF	8,085	199,174
VanEck J.P. Morgan EM Local Currency Bond ETF	4,128	111,415
Vanguard Short-Term Inflation-Protected Securities ETF	10,577	541,648
TOTAL INVESTMENT COMPANIES
(Cost $3,077,887)		$3,108,100

16	Leuthold Funds - 2022 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

	Principal
	Amount	Fair Value
CORPORATE BONDS - 1.90%

Banks - 1.90%
JPMorgan Chase & Co.
1.500%, 01/27/2025	$470,000	$528,473
TOTAL CORPORATE BONDS
(Cost $515,874)		$528,473

FOREIGN GOVERNMENT BONDS - 2.76%

Foreign Government Bonds - 2.76%
French Republic Government Bond OAT
1.250%, 05/25/2034 (b) EUR	474,000	$534,674
United Kingdom Gilt
4.750%, 12/07/2030 (b) GBP	140,000	232,335
TOTAL FOREIGN GOVERNMENT BONDS
(Cost $815,938)		$767,009

UNITED STATES TREASURY OBLIGATIONS - 0.97%

United States Treasury Notes - 0.97%
2.000%, 11/15/2041	$297,000	$269,063
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $289,343)		$269,063

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 13.07%

Money Market Funds - 13.07%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.1200% (c)(f)	3,634,232	$3,634,232

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,634,232)		$3,634,232

Total Investments
(Cost $22,986,010) - 95.49%		$26,555,779

Other Assets in Excess of Liabilities - (f) - 4.51%		1,255,187
TOTAL NET ASSETS - 100.00%		$27,810,966

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound Sterling
NVDR	Non Voting Depositary Receipt

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2022.
(d)	Illiquid security. The fair value of these securities total $47,566 which represents 0.17% of total net assets.
(e)	This security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. and is deemed a Level 3 security as it is valued using significant unobservable inputs.
(f)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/ or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements.	Leuthold Funds - 2022 Semi-Annual Report	17

Leuthold Global Fund

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

	Fair Value	Percentage of Total Investments
CURRENCY EXPOSURE
Australian Dollar	$194,255	0.73%
British Pound	978,524	3.68
Canadian Dollar	169,738	0.64
Danish Krone	207,343	0.78
Euro	1,690,670	6.37
Hong Kong Dollar	102,279	0.38
Indonesian Rupiah	71,156	0.27
Japanese Yen	1,229,907	4.63
Malaysian Ringgit	113,157	0.43
Mexican Peso	222,096	0.84
Norwegian Krone	145,204	0.55
South African Rand	115,671	0.43
South Korean Won	414,073	1.56
Swedish Krona	256,393	0.96
Taiwan New Dollar	713,853	2.69
Thai Baht	131,844	0.50
US Dollar	19,799,616	74.56
Total Investments	$26,555,779	100.00%

	Fair Value	Percentage of Total Investments
PORTFOLIO DIVERSIFICATION
Australia	$429,867	1.62%
Bermuda	149,764	0.56
Brazil	204,559	0.77
Canada	989,837	3.73
China	102,279	0.38
Denmark	207,343	0.78
France	534,674	2.01
Germany	145,166	0.55
Greece	122,738	0.46
India	138,872	0.52
Indonesia	244,708	0.92
Ireland	276,529	1.04
Italy	131,216	0.49
Japan	1,229,907	4.63
Luxembourg	149,139	0.56
Malaysia	113,157	0.43
Mexico	375,074	1.41
Netherlands	388,946	1.46
Norway	145,204	0.55
South Africa	115,671	0.43
South Korea	597,353	2.25
Spain	93,411	0.35
Sweden	370,826	1.40
Switzerland	90,233	0.34
Taiwan	713,853	2.69
Thailand	131,844	0.50
United Kingdom	1,191,343	4.49
United States	17,172,266	64.68
Total Investments	$26,555,779	100.00%

18	Leuthold Funds - 2022 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund

Schedule of Investments Sold Short - (a)

March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 5.79%

Aerospace & Defense - 0.40%
The Boeing Co.	98	$18,767
HEICO Corp.	79	12,130
Howmet Aerospace, Inc.	310	11,141
Mercury Systems, Inc.	197	12,697
Raytheon Technologies Corp.	241	23,876
Spirit AeroSystems Holdings, Inc.	227	11,098
TransDigm Group, Inc.	34	22,152
		111,861
Airlines - 0.12%
Delta Air Lines, Inc.	546	21,605
United Airlines Holdings, Inc.	248	11,497
		33,102

Auto Components - 0.07%
Dorman Products, Inc.	125	11,879
Visteon Corp.	78	8,512
		20,391

Banks - 0.08%
Glacier Bancorp, Inc.	227	11,414
Independent Bank Corp.	129	10,538
		21,952

Beverages - 0.13%
The Boston Beer Co., Inc. - Class A	20	7,769
Celsius Holdings, Inc.	186	10,264
Monster Beverage Corp.	232	18,537
		36,570

	Shares	Fair Value

Building Products - 0.04%
Advanced Drainage Systems, Inc.	103	$12,237

Capital Markets - 0.20%
CME Group, Inc.	103	24,500
Credit Suisse Group AG - ADR	1,984	15,574
MarketAxess Holdings, Inc.	44	14,969
		55,043
Chemicals - 0.24%
Ecolab, Inc.	98	17,303
International Flavors & Fragrances, Inc.	157	20,619
RPM International, Inc.	112	9,121
The Scotts Miracle-Gro Co.	69	8,484
Sociedad Quimica y Minera de Chile SA - ADR	139	11,899
		67,426
Commercial Services & Supplies - 0.13%
MillerKnoll, Inc.	246	8,502
MSA Safety, Inc.	64	8,493
Rollins, Inc.	560	19,628
		36,623
Construction & Engineering - 0.10%
Quanta Services, Inc.	199	26,190

Containers & Packaging - 0.11%
AptarGroup, Inc.	91	10,692
Ball Corp.	226	20,340
		31,032

See Notes to the Financial Statements.	Leuthold Funds - 2022 Semi-Annual Report	19

Leuthold Global Fund

Schedule of Investments Sold Short - (a) (continued)

March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 5.79% (continued)

Diversified Consumer Services - 0.03%
Bright Horizons Family Solutions, Inc.	69	$9,156

Electrical Equipment - 0.11%
Generac Holdings, Inc.	72	21,403
Plug Power, Inc.	338	9,670
		31,073
Electronic Equipment, Instruments & Components - 0.09%
Teledyne Technologies, Inc.	54	25,522

Energy Equipment & Services - 0.17%
Baker Hughes, a GE Co. - Class A	560	20,390
NOV, Inc.	745	14,609
Patterson-UTI Energy, Inc.	823	12,740
		47,739
Entertainment - 0.07%
Roku, Inc.	150	18,790

Food & Staples Retailing - 0.12%
Performance Food Group Co.	232	11,811
Sysco Corp.	270	22,046
		33,857
Food Products - 0.12%
Hormel Foods Corp.	427	22,007
Lancaster Colony Corp.	72	10,739
		32,746
Gas Utilities - 0.04%
ONE Gas, Inc.	136	12,001

Health Care Equipment & Supplies - 0.69%
Axonics, Inc.	216	13,521
Boston Scientific Corp.	554	24,537

	Shares	Fair Value
Health Care Equipment & Supplies - 0.69% (continued)
Dexcom, Inc.	58	$29,673
Inari Medical, Inc.	149	13,505
Insulet Corp.	79	21,045
Intuitive Surgical, Inc.	77	23,229
Novocure, Ltd. (b)	146	12,096
Outset Medical, Inc.	230	10,442
STERIS PLC	84	20,309
Stryker Corp.	86	22,992
		191,349
Health Care Providers & Services - 0.04%
R1 RCM, Inc.	431	11,534

Hotels, Restaurants & Leisure - 0.60%
Airbnb, Inc. - Class A	144	24,733
Aramark	295	11,092
Carnival Corp.	977	19,755
Churchill Downs, Inc.	60	13,307
Las Vegas Sands Corp.	584	22,700
Marriott Vacations Worldwide Corp.	84	13,247
Restaurant Brands
International, Inc. (b)	364	21,254
Royal Caribbean Cruises, Ltd.	270	22,621
Wingstop, Inc.	74	8,684
Wynn Resorts, Ltd.	98	7,814
		165,207

Household Products - 0.03%
WD-40 Co.	49	8,978

Independent Power and Renewable - 0.05%
Ormat Technologies, Inc.	152	12,438

20	Leuthold Funds - 2022 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund

Schedule of Investments Sold Short - (a) (continued)

March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 5.79% (continued)

Industrial Conglomerates - 0.08%
General Electric Co.	243	$22,234

Insurance - 0.03%
Erie Indemnity Co. - Class A	54	9,511

Interactive Media & Services - 0.05%
Match Group, Inc.	137	14,897

Internet & Direct Marketing Retail - 0.06%
Amazon.com, Inc.	5	16,300

IT Services - 0.24%
Cloudflare, Inc. - Class A	165	19,750
Okta, Inc.	93	14,039
Repay Holdings Corp. - Class A	461	6,809
Shift4 Payments, Inc. - Class A	187	11,581
Twilio, Inc. - Class A	80	13,185
		65,364
Life Sciences Tools & Services - 0.07%
Illumina, Inc.	56	19,566

Machinery - 0.14%
Chart Industries, Inc.	78	13,398
Colfax Corp.	314	12,494
RBC Bearings, Inc.	63	12,215
		38,107
Media - 0.04%
Cable One, Inc.	7	10,250

Metals & Mining - 0.05%
Royal Gold, Inc.	103	14,552

	Shares	Fair Value
Multi-Utilities - 0.05%
Algonquin Power & Utilities Corp. (b)	821	$12,742

Oil, Gas & Consumable Fuels - 0.05%
New Fortress Energy, Inc.	329	14,019

Pharmaceuticals - 0.09%
AstraZeneca PLC - ADR	393	26,072

Professional Services - 0.12%
Clarivate PLC (b)	452	7,576
CoStar Group, Inc.	245	16,319
Dun & Bradstreet Holdings, Inc.	571	10,004
		33,899
Real Estate Investment Trusts (REITs) - 0.11%
Americold Realty Trust	265	7,388
Equinix, Inc.	30	22,249
		29,637
Road & Rail - 0.14%
Canadian Pacific Railway, Ltd. (b)	275	22,699
Uber Technologies, Inc.	427	15,235
		37,934
Software - 0.69%
Alteryx, Inc. - Class A	133	9,513
Appfolio, Inc. - Class A	88	9,962
Autodesk, Inc.	97	20,792
Crowdstrike Holdings, Inc. - Class A	122	27,704
Datadog, Inc. - Class A	136	20,600
Guidewire Software, Inc.	93	8,800
nCino, Inc.	162	6,639

See Notes to the Financial Statements.	Leuthold Funds - 2022 Semi-Annual Report	21

Leuthold Global Fund

Schedule of Investments Sold Short - (a) (continued)

March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 5.79% (continued)

Software - 0.69% (continued)
Pegasystems, Inc.	92	$7,420
Q2 Holdings, Inc.	133	8,199
Smartsheet, Inc.	178	9,751
Splunk, Inc.	128	19,022
The Trade Desk, Inc. - Class A	199	13,781
Unity Software, Inc.	99	9,822
Workday, Inc. - Class A	84	20,114
		192,119
TOTAL COMMON STOCKS
(Proceeds $1,612,526)		$1,610,020

	Shares	Fair Value
INVESTMENT COMPANIES - 9.95%

Exchange Traded Funds - 9.95%
Communication Services Select Sector SPDR Fund	906	$62,315
Consumer Discretionary Select Sector SPDR Fund	446	82,510
Industrial Select Sector SPDR Fund	818	84,237
Invesco QQQ Trust Series 1	173	62,720
iShares Expanded Tech- Software Sector ETF	181	62,434
iShares MSCI ACWI ETF	11,782	1,175,608
iShares MSCI EAFE ETF	12,070	888,352
iShares MSCI Emerging Markets ETF	4,862	219,519
iShares S&P 100 ETF	312	65,058
Utilities Select Sector
SPDR Fund	871	64,855
TOTAL EXCHANGE TRADED FUNDS
(Proceeds $2,643,075)		$2,767,608

TOTAL SECURITIES SOLD SHORT
(Proceeds $4,255,601) - 15.74%		$4,377,628

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(a)   Non-income producing security.

(b)   Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/ or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

22	Leuthold Funds - 2022 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Select Industries Fund

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	FairValue

COMMON STOCKS - 99.64%

Air Freight & Logistics - 3.96%
Atlas Air Worldwide Holdings, Inc. (a)	1,310	$113,145
CH Robinson Worldwide, Inc.	1,134	122,143
Expeditors International of Washington, Inc.	1,035	106,771
FedEx Corp.	836	193,442
Hub Group, Inc. - Class A (a)	1,162	89,718
		625,219
Capital Markets - 11.49%
Coinbase Global, Inc. - Class A (a)	298	56,578
Evercore, Inc. - Class A	1,262	140,486
Intercontinental Exchange, Inc.	881	116,398
Jefferies Financial Group, Inc.	2,510	82,453
Moody’s Corp.	301	101,560
Morgan Stanley	3,211	280,641
Nasdaq, Inc.	490	87,318
Raymond James Financial, Inc.	1,794	197,179
Stifel Financial Corp.	2,335	158,547
The Goldman Sachs Group, Inc.	891	294,119
Tradeweb Markets, Inc. - Class A	873	76,711
UBS Group AG (b)	11,444	223,616
		1,815,606
Consumer Finance - 3.38%
Ally Financial, Inc.	2,377	103,352
Capital One Financial Corp.	1,189	156,104
Discover Financial Services	924	101,816
OneMain Holdings, Inc.	1,886	89,415
Synchrony Financial	2,398	83,474
		534,161

	Shares	FairValue

Distributors - 0.84%
LKQ Corp.	2,929	$133,006

Electronic Equipment, Instruments & Components - 2.34%
Arrow Electronics, Inc. (a)	701	83,160
Insight Enterprises, Inc. (a)	1,308	140,374
SYNNEX Corp.	1,411	145,629
		369,163
Food & Staples Retailing - 5.00%
BJ’s Wholesale Club Holdings, Inc. (a)	3,164	213,918
Costco Wholesale Corp.	568	327,083
Walmart, Inc.	1,668	248,398
		789,399
Health Care Equipment & Supplies - 2.02%
Abbott Laboratories	1,292	152,921
Medtronic PLC (b)	1,491	165,427
		318,348
Health Care Providers & Services - 7.10%
Anthem, Inc.	564	277,048
Centene Corp. (a)	2,611	219,820
Humana, Inc.	538	234,122
UnitedHealth Group, Inc.	767	391,147
		1,122,137
Household Durables - 4.43%
D.R. Horton, Inc.	2,435	181,432
KB Home	1,809	58,575
Lennar Corp. - Class A	1,456	118,184
Meritage Homes Corp. (a)	1,039	82,320
PulteGroup, Inc.	3,687	154,485
Toll Brothers, Inc.	2,238	105,231
		700,227

See Notes to the Financial Statements.	Leuthold Funds - 2022 Semi-Annual Report	23

Leuthold Select Industries Fund

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	FairValue
COMMON STOCKS - 99.64% (continued)

Insurance - 4.93%
American Financial Group, Inc.	661	$96,255
Arch Capital Group, Ltd. (a)(b)	2,295	111,124
Chubb, Ltd. (b)	567	121,281
Cincinnati Financial Corp.	1,012	137,591
Markel Corp. (a)	66	97,366
Old Republic International Corp.	3,678	95,150
The Allstate Corp.	861	119,257
		778,024
IT Services - 3.90%
Concentrix Corp.	1,411	235,016
Mastercard, Inc. - Class A	585	209,067
Visa, Inc. - Class A	776	172,094
		616,177
Life Sciences Tools & Services - 2.08%
Danaher Corp.	582	170,718
Thermo Fisher Scientific, Inc.	267	157,704
		328,422
Metals & Mining - 5.73%
Alcoa Corp.	1,298	116,859
ArcelorMittal SA - NYRS	2,795	89,468
BHP Group, Ltd. - ADR	2,279	176,053
Freeport-McMoRan, Inc.	3,219	160,113
Materion Corp.	927	79,481
Rio Tinto PLC - LN Shares - ADR	1,991	160,076
Teck Resources, Ltd. - Class B (b)	3,045	122,988
		905,038

	Shares	FairValue

Multiline Retail - 3.54%
Target Corp.	2,637	$559,624

Oil, Gas & Consumable Fuels - 9.58%
APA Corp.	3,635	150,235
BP PLC - ADR	4,253	125,038
California Resources Corp.	1,911	85,479
EOG Resources, Inc.	1,444	172,168
Equinor ASA - ADR	4,799	180,011
Exxon Mobil Corp.	1,988	164,189
Imperial Oil, Ltd. (b)	2,459	118,819
Marathon Oil Corp.	5,957	149,580
Shell PLC - ADR	2,837	155,836
Suncor Energy, Inc. (b)	3,513	114,489
Whiting Petroleum Corp.	1,204	98,138
		1,513,982
Paper & Forest Products - 0.63%
Louisiana-Pacific Corp.	1,610	100,013

Pharmaceuticals - 1.21%
Pfizer, Inc.	3,687	190,876

Professional Services - 4.81%
ASGN, Inc. (a)	1,449	169,113
Insperity, Inc.	1,136	114,077
Korn Ferry	1,583	102,800
ManpowerGroup, Inc.	1,050	98,616
Robert Half International, Inc.	1,696	193,649
TriNet Group, Inc. (a)	831	81,737
		759,992
Semiconductors & Semiconductor Equipment - 8.91%
Applied Materials, Inc.	2,780	366,404
KLA Corp.	573	209,752

24	Leuthold Funds - 2022 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Select Industries Fund

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.64% (continued)

Semiconductors & Semiconductor Equipment - 8.91% (continued)
Lam Research Corp.	816	$438,690
MKS Instruments, Inc.	1,056	158,400
SolarEdge Technologies, Inc. (a)(b)	725	233,718
		1,406,964
Software - 4.69%
Adobe, Inc. (a)	335	152,633
Microsoft Corp.	1,910	588,872
		741,505
Specialty Retail - 3.51%
Asbury Automotive Group, Inc. (a)	417	66,803
AutoNation, Inc. (a)	1,021	101,671
Group 1 Automotive, Inc.	473	79,384
Penske Automotive Group, Inc.	1,198	112,276
The Home Depot, Inc.	323	96,684
Williams-Sonoma, Inc.	668	96,860
		553,678
Technology Hardware, Storage &
Peripherals - 2.11%
Apple, Inc.	1,672	291,948
Dell Technologies, Inc. - Class C	829	41,607
		333,555
Thrifts & Mortgage Finance - 0.79%
Flagstar Bancorp, Inc.	1,695	71,868
PennyMac Financial Services, Inc.	999	53,147
		125,015

	Shares	FairValue
Trading Companies & Distributors - 2.66%
MSC Industrial Direct Co., Inc. - Class A	581	$49,507
Triton International, Ltd. (b)	1,145	80,356
United Rentals, Inc. (a)	530	188,261
WESCO International, Inc. (a)	786	102,290
		420,414
TOTAL COMMON STOCKS
(Cost $11,513,442)		$15,740,545

SHORT-TERM INVESTMENTS - 0.46%

Money Market Funds - 0.46%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.1200% (c)	73,377	$73,377
TOTAL SHORT-TERM INVESTMENTS
(Cost $73,377)		$73,377
Total Investments
(Cost $11,586,819) - 100.10%		$15,813,922
Liabilities in Excess of Other Assets - (0.10)%		(15,550)
TOTAL NET ASSETS - 100.00%		$15,798,372

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
NYRS	New York Registry Shares
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/ or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements.	Leuthold Funds - 2022 Semi-Annual Report	25

Grizzly Short Fund

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 77.52%

Money Market Funds - 77.52%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.120% (a)(b)	64,468,246	$64,468,246
TOTAL SHORT-TERM INVESTMENTS
(Cost $64,468,246)		$64,468,246

Total Investments
(Cost $64,468,246) - 77.52%		$64,468,246

Other Assets in Excess of Liabilities - (b) - 22.48%		18,697,519
TOTAL NET ASSETS - 100.00%		$83,165,765

Percentages are stated as a percent of net assets.

(a)	The rate quoted is the annualized seven-day effective yield as of March 31, 2022.
(b)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/ or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

26	Leuthold Funds - 2022 Semi-Annual Report	See Notes to the Financial Statements.

Grizzly Short Fund

Schedule of Securities Sold Short - (a)
March 31, 2022 (Unaudited)

	Shares	FairValue

COMMON STOCKS - 73.30%
Aerospace & Defense - 5.10%
HEICO Corp.	2,978	$457,242
Howmet Aerospace, Inc.	11,755	422,475
Mercury Systems, Inc.	7,480	482,086
Raytheon Technologies Corp.	9,120	903,518
Spirit AeroSystems Holdings, Inc.	8,618	421,334
The Boeing Co.	3,700	708,550
TransDigm Group, Inc.	1,304	849,608
		4,244,813
Airlines - 1.51%
Delta Air Lines, Inc.	20,688	818,624
United Airlines Holdings, Inc.	9,401	435,831
		1,254,455
Auto Components - 0.93%
Dorman Products, Inc.	4,738	450,252
Visteon Corp.	2,959	322,916
		773,168
Banks - 1.00%
Glacier Bancorp, Inc.	8,621	433,464
Independent Bank Corp.	4,843	395,625
		829,089
Beverages - 1.67%
Celsius Holdings, Inc.	7,051	389,074
Monster Beverage Corp.	8,792	702,481
The Boston Beer Co., Inc. - Class A	764	296,791
		1,388,346
Building Products - 0.56%
Advanced Drainage Systems, Inc.	3,917	465,379

	Shares	FairValue

Capital Markets - 2.51%
CME Group, Inc. - Class A	3,909	929,795
Credit Suisse Group AG - ADR	75,173	590,108
MarketAxess Holdings, Inc.	1,673	569,154
		2,089,057

Chemicals - 3.07%
Ecolab, Inc.	3,723	657,333
International Flavors & Fragrances, Inc.	5,955	782,070
RPM International, Inc.	4,237	345,061
Sociedad Quimica y Minera de Chile SA - Class A - ADR	5,204	445,463
The Scotts Miracle-Gro Co.	2,624	322,647
		2,552,574

Commercial Services & Supplies - 1.67%
MillerKnoll, Inc.	9,313	321,857
MSA Safety, Inc.	2,419	321,001
Rollins, Inc.	21,213	743,516
		1,386,374
Construction & Engineering - 1.20%
Quanta Services, Inc.	7,560	994,972

Containers & Packaging - 1.41%
AptarGroup, Inc.	3,457	406,198
Ball Corp.	8,560	770,400
		1,176,598

Diversified Consumer Services - 0.42%
Bright Horizons Family Solutions, Inc.	2,605	345,657

Electrical Equipment - 1.41%
Generac Holdings, Inc.	2,715	807,061
Plug Power, Inc.	12,805	366,351
		1,173,412

See Notes to the Financial Statements.	Leuthold Funds - 2022 Semi-Annual Report	27

Grizzly Short Fund

Schedule of Securities Sold Short - (a) (continued)
March 31, 2022 (Unaudited)

	Shares	FairValue

COMMON STOCKS - 73.30% (continued)
Electronic Equipment, Instruments & Components - 1.16%
Teledyne Technologies, Inc.	2,038	$963,220

Energy Equipment & Services - 2.19%
Baker Hughes, a GE Co. - Class A	21,640	787,913
NOV, Inc.	28,233	553,649
Patterson-UTI Energy, Inc.	31,207	483,084
		1,824,646
Entertainment - 0.85%
Roku, Inc. - Class A	5,666	709,780

Food & Staples Retailing - 1.54%
Performance Food Group Co.	8,777	446,837
Sysco Corp.	10,238	835,933
		1,282,770
Food Products - 1.49%
Hormel Foods Corp.	16,189	834,381
Lancaster Colony Corp.	2,738	408,373
		1,242,754
Gas Utilities - 0.55%
ONE Gas, Inc.	5,157	455,054

Health Care Equipment & Supplies - 8.71%
Axonics, Inc.	8,203	513,508
Boston Scientific Corp.	21,011	930,577
Dexcom, Inc.	2,198	1,124,497
Inari Medical, Inc.	5,659	512,932
Insulet Corp.	2,978	793,309
Intuitive Surgical, Inc.	2,924	882,112
Novocure, Ltd. (b)	5,549	459,735

	Shares	FairValue

Health Care Equipment & Supplies - 8.71% (continued)
Outset Medical, Inc.	8,709	$395,389
STERIS PLC	3,168	765,927
Stryker Corp.	3,223	861,669
		7,239,655

Health Care Providers & Services - 0.53%
R1 RCM, Inc.	16,349	437,499

Hotels, Restaurants & Leisure - 7.53%
Airbnb, Inc. - Class A	5,457	937,294
Aramark	11,166	419,842
Carnival Corp.	37,026	748,666
Churchill Downs, Inc.	2,282	506,102
Las Vegas Sands Corp.	22,145	860,776
Marriott Vacations Worldwide Corp.	3,172	500,224
Restaurant Brands International, Inc. (b)	13,812	806,483
Royal Caribbean Cruises, Ltd.	10,234	857,404
Wingstop, Inc.	2,791	327,524
Wynn Resorts, Ltd.	3,723	296,872
		6,261,187

Household Products - 0.41%
WD-40 Co.	1,871	342,823

Independent Power and Renewabl - 0.57%
Ormat Technologies, Inc.	5,769	472,077

Industrial Conglomerates - 1.01%
General Electric Co.	9,192	841,068

Insurance - 0.43%
Erie Indemnity Co. - Class A	2,042	359,657

28	Leuthold Funds - 2022 Semi-Annual Report	See Notes to the Financial Statements.

Grizzly Short Fund

Schedule of Securities Sold Short - (a) (continued)
March 31, 2022 (Unaudited)

	Shares	FairValue

COMMON STOCKS - 73.30% (continued)
Interactive Media & Services - 0.68%
Match Group, Inc.	5,210	$566,535

Internet & Direct Marketing Retail - 0.73%
Amazon.com, Inc.	186	606,351

IT Services - 2.99%
Cloudflare, Inc. - Class A	6,279	751,596
Okta, Inc. - Class A	3,537	533,945
Repay Holdings Corp. - Class A	17,490	258,327
Shift4 Payments, Inc. - Class A	7,089	439,022
Twilio, Inc. - Class A	3,039	500,858
		2,483,748

Life Sciences Tools & Services - 0.89%
Illumina, Inc.	2,118	740,029

Machinery - 1.73%
Chart Industries, Inc.	2,943	505,519
Colfax Corp.	11,911	473,939
RBC Bearings, Inc.	2,377	460,853
		1,440,311

Media - 0.44%
Cable One, Inc.	251	367,524

Metals & Mining - 0.66%
Royal Gold, Inc.	3,913	552,829

Multi-Utilities - 0.58%
Algonquin Power & Utilities Corp. (b)	31,101	482,688

Oil, Gas & Consumable Fuels - 0.64%
New Fortress Energy, Inc.	12,466	531,176

Pharmaceuticals - 1.19%
AstraZeneca PLC - ADR	14,885	987,471

	Shares	FairValue

Professional Services - 1.55%
Clarivate PLC (b)	17,121	$286,948
CoStar Group, Inc.	9,302	619,606
Dun & Bradstreet Holdings, Inc.	21,639	379,115
		1,285,669

Real Estate Investment Trusts (REITs) - 1.33%
Americold Realty Trust	10,047	280,110
Equinix, Inc.	1,118	829,131
		1,109,241

Road & Rail - 1.71%
Canadian Pacific Railway, Ltd. (b)	10,271	847,768
Uber Technologies, Inc.	16,178	577,231
		1,424,999

Software - 8.75%
Alteryx, Inc. - Class A	5,024	359,367
Appfolio, Inc. - Class A	3,320	375,857
Autodesk, Inc.	3,662	784,950
Crowdstrike Holdings, Inc. - Class A	4,617	1,048,428
Datadog, Inc. - Class A	5,172	783,403
Guidewire Software, Inc.	3,533	334,293
nCino, Inc.	6,142	251,699
Pegasystems, Inc.	3,472	280,017
Q2 Holdings, Inc.	5,039	310,654
Smartsheet, Inc.	6,727	368,505
Splunk, Inc.	4,837	718,827
The Trade Desk, Inc. - Class A	7,549	522,768
Unity Software, Inc.	3,757	372,732
Workday, Inc. - Class A	3,198	765,793
		7,277,293
TOTAL COMMON STOCKS (Proceeds $62,429,501)		$60,961,948

See Notes to the Financial Statements.	Leuthold Funds - 2022 Semi-Annual Report	29

Grizzly Short Fund

Schedule of Securities Sold Short - (a) (continued)
March 31, 2022 (Unaudited)

	Shares	FairValue

INVESTMENT COMPANIES - 22.16%
Exchange Traded Funds - 22.16%
Communication Services Select Sector SPDR Fund	34,515	$2,373,942
Consumer Discretionary Select Sector SPDR Fund	16,976	3,140,560
Industrial Select Sector SPDR Fund	31,142	3,207,003
Invesco QQQ Trust Series 1	6,591	2,389,501
iShares Expanded Tech-Software Sector ETF	6,897	2,379,051
iShares S&P 100 ETF	11,827	2,466,166
Utilities Select Sector SPDR Fund	33,144	2,467,903
TOTAL INVESTMENT COMPANIES (Proceeds $18,385,966)		$18,424,126

TOTAL SECURITIES SOLD SHORT
(Proceeds $80,815,467) - 95.46%		$79,386,074

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

30	Leuthold Funds - 2022 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core ETF

Schedule of Investments
March 31, 2022 (Unaudited)

	Shares	FairValue

INVESTMENT COMPANIES - 83.77%
Exchange Traded Fund - 83.77%
Direxion Daily S&P 500 Bear 1x Shares	62,659	$911,688
Fidelity MSCI Consumer Staples Index ETF	16,001	733,646
Fidelity MSCI Energy Index ETF	61,339	1,284,439
Fidelity MSCI Financials Index ETF	9,971	539,930
Fidelity MSCI Information Technology Index ETF	2,666	328,131
Health Care Select Sector SPDR Fund	4,000	547,960
Invesco CurrencyShares British Pound Sterling Trust (a)	402	50,773
Invesco CurrencyShares Euro Currency Trust (a)	3,233	331,670
Invesco CurrencyShares Japanese Yen Trust (a)	2,020	155,419
iShares 1-3 Year Treasury Bond ETF	26,882	2,240,614
iShares 20+ Year Treasury Bond ETF	1,414	186,761
iShares Floating Rate Bond ETF	3,013	152,217
iShares Gold Trust (a)	11,219	413,196
iShares JP Morgan USD Emerging Markets Bond ETF	1,045	102,159
iShares MBS ETF	2,822	287,477
iShares MSCI Global Metals & Mining Producers ETF	4,117	210,873

	Shares	FairValue

iShares U.S. Broker-Dealers & Securities Exchanges ETF	8,381	$837,094
iShares U.S. Healthcare Providers ETF	3,429	970,030
iShares U.S. Home Construction ETF	7,239	428,983
iShares U.S. Insurance ETF	3,524	321,459
iShares U.S. Transportation ETF	1,143	308,553
SPDR Bloomberg International Corporate Bond ETF	7,276	232,056
SPDR Bloomberg International Treasury Bond ETF	27,085	705,023
SPDR Bloomberg Short Term High Yield Bond ETF	11,520	302,285
SPDR S&P Homebuilders ETF	3,047	192,570
SPDR S&P Metals & Mining ETF	4,414	270,534
SPDR S&P Regional Banking ETF	6,666	459,287
SPDR S&P Retail ETF	3,810	287,807
SPDR S&P Semiconductor ETF	1,524	316,154
Technology Select Sector SPDR Fund	16,382	2,603,590
VanEck J. P. Morgan EM Local Currency Bond ETF	7,745	209,038

See Notes to the Financial Statements.	Leuthold Funds - 2022 Semi-Annual Report	31

Leuthold Core ETF

Schedule of Investments (continued)
March 31, 2022 (Unaudited)

	Shares	FairValue

Vanguard Short-Term Inflation-Protected Securities ETF	8,084	$413,982
TOTAL INVESTMENT COMPANIES (Cost $15,628,052)		$17,335,398

SHORT-TERM INVESTMENTS - 16.40%

Money Market Fund - 16.40%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.120% (b)	3,394,948	$3,394,948
TOTAL SHORT-TERM INVESTMENTS (Cost $3,394,948)		$3,394,948
Total Investments (Cost $19,023,000) - 100.17%		$20,730,346
Liabilities in Excess of Other Assets - (0.17)%		(36,069)
TOTAL NET ASSETS - 100.00%		$20,694,277

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day effective yield as of March 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

32	Leuthold Funds - 2022 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Funds

Statements of Assets and Liabilities

March 31, 2022 (Unaudited)

	Leuthold Core Investment Fund	Leuthold Global Fund
ASSETS:
Investments, at cost
Unaffiliated Securities	$406,345,760	$22,986,010
Affiliated Securities	10,436,848	—
Total Investments, at cost	416,782,608	22,986,010

Investments, at fair value
Unaffiliated Securities	543,797,894	26,555,779
Affiliated Securities	9,493,704	—
Total Investments, at fair value	553,291,598	26,555,779
Foreign currency (cost $0, and $985 respectively)	—	983
Receivable for Fund shares sold	554,831	—
Collateral at broker for securities sold short	103,795,883	4,862,790
Tri-party collateral held at custodian	18,000,001	700,001
Interest receivable	210,856	12,760
Dividends receivable	368,431	106,760
Other assets	54,861	26,713
Total Assets	676,276,461	32,265,786

LIABILITIES:
Securities sold short, at fair value (proceeds $96,687,684, and $4,255,601 respectively)	95,042,238	4,377,628
Payable for Fund shares redeemed	715,339	1,531
Payable to Adviser	445,637	21,350
Payable to Custodian	23,116	8,074
Payable to Directors	38,648	1,885
Dividends payable on securities sold short	61,728	1,256
Distribution (Rule 12b-1) fees payable	—	2,668
Shareholder servicing fees payable	33,180	—
Accrued expenses and other liabilities	243,346	40,428
Total Liabilities	96,603,232	4,454,820
NET ASSETS	$579,673,229	$27,810,966

See Notes to the Financial Statements.	Leuthold Funds - 2022 Semi-Annual Report	33

Leuthold Funds

Statements of Assets and Liabilities (continued)

March 31, 2022 (Unaudited)

	Leuthold Core Investment Fund		Leuthold Global Fund
NET ASSETS CONSIST OF:
Capital stock	$395,136,262		$23,198,079
Total distributable earnings	184,536,967		4,612,887
Total Net Assets	$579,673,229		$27,810,966

Retail Class Shares
Net assets	$276,917,466		$5,549,597
Shares outstanding (1,000,000,000 shares of $0.0001 par value authorized)	12,559,162		568,201
Net Asset Value, Redemption Price, and Offering Price Per Share	$22.05	*	$9.77	*
Institutional Class Shares
Net assets	$302,755,763		$22,261,369
Shares outstanding (1,000,000,000 shares of $0.0001 par value authorized)	13,679,818		2,246,790
Net Asset Value, Redemption Price, and Offering Price Per Share	$22.13	*	$9.91	*

*	Redemption price may differ from NAV if redemption fee is applied.

34	Leuthold Funds - 2022 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Funds

Statements of Assets and Liabilities (continued)

March 31, 2022 (Unaudited)

	Leuthold Select Industries Fund	Grizzly Short Fund	Leuthold Core ETF
ASSETS:
Investments, at cost	$11,586,819	$64,468,246	$19,023,000

Investments, at fair value	15,813,922	64,468,246	20,730,346
Receivable for Fund shares sold	—	646,261	—
Collateral at broker for securities sold short	—	80,660,952	—
Tri-party collateral held at custodian	—	17,000,001	—
Interest receivable	7	3,253	149
Dividends receivable	15,702	—	—
Due to Adviser	—	—	2,004
Other assets	10,008	13,206	1,066
Total Assets	15,839,639	162,791,919	20,733,565

LIABILITIES:
Securities sold short, at fair value
(proceeds $0, $80,815,467, and $0 respectively)	—	79,386,074	—
Payable for Fund shares redeemed	—	37,434	—
Payable to Adviser	7,200	86,787	—
Payable to Custodian	4,140	2,048	1,770
Payable to Directors	1,104	5,521	1,311
Dividends payable on securities sold short	—	54,033	—
Distribution (Rule 12b-1) fees payable	89	—	—
Shareholder servicing fees payable	1,963	6,083	—
Accrued expenses and other liabilities	26,771	48,174	36,207
Total Liabilities	41,267	79,626,154	39,288
NET ASSETS	$15,798,372	$83,165,765	$20,694,277

See Notes to the Financial Statements.	Leuthold Funds - 2022 Semi-Annual Report	35

Leuthold Funds

Statements of Assets and Liabilities (continued)

March 31, 2022 (Unaudited)

	Leuthold Select Industries Fund		Grizzly Short Fund	Leuthold Core ETF
NET ASSETS CONSIST OF:
Capital stock	$11,095,436		$431,077,699	$18,715,714
Total distributable earnings	4,702,936		(347,911,934)	1,978,563
Total Net Assets	$15,798,372		$83,165,765	$20,694,277

Retail Class Shares
Net assets	$15,798,372		$83,165,765	$20,694,277
Shares outstanding
(1,000,000,000 shares of $0.0001 par value authorized)	484,568		11,323,810	675,000
Net Asset Value, Redemption Price, and Offering Price Per Share	$32.60	*	$7.34	$30.66

*	Redemption price may differ from NAV if redemption fee is applied.

36	Leuthold Funds - 2022 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Funds

Statements of Operations

For the Six Months Ended March 31, 2022 (Unaudited)

	Leuthold Core Investment Fund	Leuthold Global Fund
INVESTMENT INCOME:
Dividend income
(net of foreign taxes withheld of $19,898 and $17,234 respectively)	$3,504,188	$269,370
Interest income	144,157	8,771
Total investment income	3,648,345	278,141

EXPENSES:
Investment advisory fees (Note 3)	2,682,475	128,104
Administration fees	160,102	15,331
Transfer agent fees (Note 5)	70,115	23,520
Legal fees	7,448	2,337
Audit fees	50,446	14,046
Fund accounting fees	57,243	7,595
Custody fees	27,730	7,235
Shareholder servicing fees - Retail Class (Note 5)	131,661	—
Registration fees	20,908	17,382
Report to shareholders	26,022	715
Directors’ fees	48,620	3,980
Other	35,881	2,560
Total expenses before dividends and interest on securities sold short and reimbursement from Adviser	3,318,651	222,805
Dividends and interest on securities sold short	516,357	44,449
Total expenses	3,835,008	267,254
NET INVESTMENT INCOME (LOSS)	$(186,663)	$10,887

See Notes to the Financial Statements.	Leuthold Funds - 2022 Semi-Annual Report	37

Leuthold Funds

Statements of Operations (continued)

For the Six Months Ended March 31, 2022 (Unaudited)

	Leuthold Core Investment Fund	Leuthold Global Fund
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS, INVESTMENT
COMPANIES, SECURITIES SOLD SHORT
AND FOREIGN CURRENCY AND
FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Unaffiliated investments	$39,888,173	$1,291,972
Affiliated investments	(80,919)	—
Investment companies	4,106,677	200,901
Realized gain distributions received from investment companies	372	—
Securities sold short	3,888,199	24,010
Foreign currency and foreign currency translation	(7,685)	(2,786)
Net unrealized appreciation (depreciation) during the period on:
Unaffiliated investments	(32,884,064)	(491,518)
Affiliated investments	(897,399)	—
Investment companies	(4,964,452)	(224,325)
Securities sold short	(1,006,356)	82,252
Foreign currency and foreign currency translation	(922,780)	(206,278)
Net realized and unrealized gain on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	7,119,766	674,228
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$6,933,103	$685,115

38	Leuthold Funds - 2022 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Funds

Statements of Operations (continued)

For the Six Months Ended March 31, 2022 (Unaudited)

	Leuthold Select Industries Fund	Grizzly Short Fund	Leuthold Core ETF
INVESTMENT INCOME:
Dividend income
(net of foreign taxes withheld of $600, $0 and $0, respectively)	$108,649	$6,072	$104,502
Total investment income	108,649	6,072	104,502

EXPENSES:
Investment advisory fees (Note 3)	82,387	419,577	43,925
Administration fees	10,983	22,131	18,527
Transfer agent fees (Note 5)	6,823	27,764	9,757
Legal fees	473	997	69
Audit fees	14,047	14,046	10,983
Fund accounting fees	3,120	7,306	4,767
Custody fees	5,655	2,491	2,591
Shareholder servicing fees - Retail Class (Note 5)	9,324	22,136	—
Registration fees	11,954	15,776	—
Report to shareholders	1,113	4,434	521
Directors’ fees	2,346	10,465	2,422
Other	1,385	4,404	5,355
Total expenses before dividends and interest on securities sold short and reimbursement from Adviser	149,610	551,527	98,917
Dividends and interest on securities sold short	—	443,143	—
Reimbursement from Adviser (Note 3)	(26,030)	—	(41,815)
Total expenses	123,580	994,670	57,102
NET INVESTMENT INCOME (LOSS)	$(14,931)	$(988,598)	$47,400

See Notes to the Financial Statements.	Leuthold Funds - 2022 Semi-Annual Report	39

Leuthold Funds

Statements of Operations (continued)

For the Six Months Ended March 31, 2022 (Unaudited)

	Leuthold Select Industries Fund	Grizzly Short Fund	Leuthold Core ETF
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS, INVESTMENT
COMPANIES, SECURITIES SOLD SHORT,
FOREIGN CURRENCY AND
FOREIGN CURRENCY TRANSLATION
Net realized gain (loss) on:
Investments	$715,847	$—	$—
Investment companies	—	—	505,799
Securities sold short	—	2,253,748	—
Foreign currency and foreign currency translation	(2)	—	—
Net unrealized appreciation (depreciation) during the period on:
Investments	(485,906)	—	—
Investment companies	—	—	(261,771)
Securities sold short	—	(250,593)	—
Foreign currency and foreign currency translation	12	(8)	—
Net realized and unrealized gain on investments, investment companies, securities sold short, foreign currency and foreign currency translation	229,951	2,003,147	244,028
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$215,020	$1,014,549	$291,428

40	Leuthold Funds - 2022 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund

Statements of Changes in Net Assets

	Six-Months Ended March 31, 2022	Year Ended September 30, 2021
	(Unaudited)
OPERATIONS:
Net investment loss	$(186,663)	$(1,499,447)
Net realized gain on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	47,794,817	33,229,464
Net unrealized appreciation (depreciation) on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	(40,675,051)	55,812,873
Net increase in net assets from operations	6,933,103	87,542,890

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions - Retail Class	(14,084,217)	(329,501)
Distributions - Institutional Class	(15,293,237)	(349,324)
Total distributions	(29,377,454)	(678,825)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	19,891,971	30,805,566
Proceeds from shares sold - Institutional Class	20,613,408	41,004,712
Proceeds from shares issued to holders in reinvestment of dividends - Retail Class	13,618,116	315,155
Proceeds from shares issued to holders in reinvestment of dividends - Institutional Class	13,981,488	318,807
Cost of shares redeemed - Retail Class*	(32,857,451)	(62,358,776)
Cost of shares redeemed - Institutional Class**	(25,629,795)	(49,401,673)
Net increase (decrease) in net assets from capital share transactions	9,617,737	(39,316,209)

TOTAL INCREASE (DECREASE) IN NET ASSETS:	(12,826,614)	47,547,856
NET ASSETS
Beginning of period	592,499,843	544,951,987
End of period	$579,673,229	$592,499,843

CHANGES IN SHARES OUTSTANDING:
Shares sold - Retail Class	873,919	1,388,133
Shares sold - Institutional Class	898,799	1,908,224
Shares issued to holders in reinvestment of dividends - Retail Class	592,866	15,502
Shares issued to holders in reinvestment of dividends - Institutional Class	606,572	15,643
Shares redeemed - Retail Class	(1,432,821)	(2,892,821)
Shares redeemed - Institutional Class	(1,118,175)	(2,257,004)
Net increase (decrease) in shares outstanding	421,160	(1,822,323)

*Net of redemption fees of (Retail Class):	$362	$689
**Net of redemption fees of (Institutional Class):	$392	$718

See Notes to the Financial Statements.	Leuthold Funds - 2022 Semi-Annual Report	41

Leuthold Global Fund

Statements of Changes in Net Assets

	Six-Months Ended March 31, 2022	Year Ended September 30, 2021
	(Unaudited)
OPERATIONS:
Net investment income (loss)	$10,887	$(114,378)
Net realized income on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	1,514,097	2,194,809
Net unrealized appreciation (depreciation) on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	(839,869)	2,362,130
Net increase in net assets from operations	685,115	4,442,561

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions - Retail Class	(111,936)	(1,933)
Distributions - Institutional Class	(445,684)	(56,872)
Total distributions	(557,620)	(58,805)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	207,127	1,133,073
Proceeds from shares sold - Institutional Class	92,705	483,426
Proceeds from shares issued to holders in reinvestment of dividends - Retail Class	108,098	1,884
Proceeds from shares issued to holders in reinvestment of dividends - Institutional Class	435,204	55,613
Cost of shares redeemed - Retail Class*	(474,374)	(916,787)
Cost of shares redeemed - Institutional Class**	(1,314,512)	(2,298,719)
Net decrease in net assets from capital share transactions	(945,752)	(1,541,510)

TOTAL INCREASE (DECREASE) IN NET ASSETS:	(818,257)	2,842,246
NET ASSETS
Beginning of period	28,629,223	25,786,977
End of period	$27,810,966	$28,629,223

CHANGES IN SHARES OUTSTANDING:
Shares sold - Retail Class	20,653	118,400
Shares sold - Institutional Class	9,288	51,403
Shares issued to holders in reinvestment of dividends - Retail Class	10,952	213
Shares issued to holders in reinvestment of dividends - Institutional Class	43,433	6,200
Shares redeemed - Retail Class	(48,577)	(102,301)
Shares redeemed - Institutional Class	(131,860)	(250,006)
Net decrease in shares outstanding	(96,111)	(3,400,447)

*Net of redemption fees of (Retail Class):	$—	$—
**Net of redemption fees of (Institutional Class):	$—	$1

42	Leuthold Funds - 2022 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Select Industries Fund

Statements of Changes in Net Assets

	Six-Months Ended March 31, 2022	Year Ended September 30, 2021
	(Unaudited)
OPERATIONS:
Net investment loss	$(14,931)	$(33,153)
Net realized gain on investments	715,845	1,079,660
Net unrealized appreciation (depreciation) on investments	(485,894)	1,743,898
Net increase in net assets from operations	215,020	2,790,405

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions - Retail Class	(977,923)	(633,555)
Total distributions	(977,923)	(633,555)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,040,504	5,013,933
Proceeds from shares issued to holders in reinvestment of dividends	963,009	606,503
Cost of shares redeemed	(5,182,842)	(1,713,690)
Net increase in net assets from capital share transactions	1,820,671	3,906,746

TOTAL INCREASE IN NET ASSETS:	1,057,768	6,063,596
NET ASSETS
Beginning of period	14,740,604	8,677,008
End of period	$15,798,372	$14,740,604

CHANGES IN SHARES OUTSTANDING:
Shares sold	180,220	148,509
Shares issued to holders in reinvestment of dividends	27,641	22,405
Shares redeemed	(158,758)	(56,056)
Net increase in shares outstanding	49,103	114,858

See Notes to the Financial Statements.	Leuthold Funds - 2022 Semi-Annual Report	43

Grizzly Short Fund

Statements of Changes in Net Assets

	Six-Months Ended March 31, 2022	Year Ended September 30, 2021
	(Unaudited)
OPERATIONS:
Net investment loss	$(988,598)	$(1,896,489)
Net realized gain (loss) on securities sold short and foreign currency and foreign currency translation	2,253,748	(36,562,761)
Net unrealized appreciation (depreciation) on securities sold short and foreign currency and foreign currency translation	(250,601)	3,744,602
Net increase (decrease) in net assets from operations	1,014,549	(34,714,648)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions - Retail	—	—
Total distributions	—	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	76,491,547	113,349,921
Proceeds from shares issued to holders in reinvestment of dividends	—	—
Cost of shares redeemed	(55,037,227)	(141,077,894)
Net increase (decrease) in net assets from capital share transactions	21,454,320	(27,727,973)

TOTAL INCREASE (DECREASE) IN NET ASSETS:	22,468,869	(62,442,621)
NET ASSETS
Beginning of period	60,696,896	123,139,517
End of period	$83,165,765	$60,696,896

CHANGES IN SHARES OUTSTANDING:
Shares sold	10,268,799	13,495,461
Shares issued to holders in reinvestment of dividends	—	—
Shares redeemed	(7,438,989)	(16,383,836)
Net increase (decrease) in shares outstanding	2,829,810	(2,888,375)

44	Leuthold Funds - 2022 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core ETF

Statements of Changes in Net Assets

	Six-Months Ended March 31, 2022	Year Ended September 30, 2021
	(Unaudited)
OPERATIONS:
Net investment gain	$47,400	$26,869
Net realized gain on investments	505,799	354,508
Net unrealized appreciation (depreciation) on investments	(261,771)	1,303,955
Net increase in net assets from operations	291,428	1,685,332

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions - Retail	(37,005)	(78,856)
Total distributions	(37,005)	(78,856)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	7,724,700	5,046,385
Cost of shares redeemed	(2,314,882)	(2,940,215)
Net increase in net assets from capital share transactions	5,409,818	2,106,170

TOTAL INCREASE IN NET ASSETS:	5,664,241	3,712,646
NET ASSETS
Beginning of period	15,030,036	11,317,390
End of period	$20,694,277	$15,030,036

CHANGES IN SHARES OUTSTANDING:
Shares sold	250,000	175,000
Shares redeemed	(75,000)	(100,000)
Net increase in shares outstanding	175,000	75,000

See Notes to the Financial Statements.	Leuthold Funds - 2022 Semi-Annual Report	45

Leuthold Funds

Notes to the Financial Statements (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Leuthold Funds, Inc. (the “Company”) was incorporated on August 30, 1995, as a Maryland Corporation and is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). In addition, the Funds are considered investment companies under, and follow the accounting and reporting guidance in, Accounting Standards Codification Topic 946 – Investment Companies. The Leuthold Group, LLC, doing business as Leuthold Weeden Capital Management, is the investment adviser (the “Adviser”). The Company consists of five series (each series a “Fund” and collectively the “Funds”):

		Inception –	Inception –
		Retail	Institutional
Fund	Investment Objective	Share Class	Share Class
Leuthold Core Investment Fund	Seeks total return consistent with prudent investment risk over the long-term	11/20/1995	1/31/2006
Leuthold Global Fund	Seeks total return consistent with prudent investment risk over the long-term	7/1/2008	4/30/2008
Leuthold Select Industries Fund	Capital appreciation	6/19/2000	n/a
Grizzly Short Fund	Capital appreciation	6/19/2000	n/a
Leuthold Core ETF	Capital appreciation and income	1/6/2020	n/a

All classes of shares in a Fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’s servicing or distribution arrangements.

The following is a summary of significant accounting policies consistently followed by the Funds.

a)	Investment Valuation – Securities listed on a national securities exchange (other than The NASDAQ OMX Group, Inc., referred to as “NASDAQ”) are valued at the last sale price on the day the valuation is made. Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Market, NASDAQ Global Select Market, and NASDAQ Capital Market, are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities, including securities sold short, which are listed on an exchange, but which are not traded on the valuation date are generally valued at the mean between the bid and the asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price or, if unavailable, at prices provided by an independent pricing service. Securities sold short which are not listed on an exchange but for which market quotations are readily available are generally valued at the average of the current bid and asked prices. Debt securities are valued at bid prices provided by an independent pricing service that may use a matrix pricing method or other analytical pricing model. Exchange-traded options are valued at the last reported sale price priced on the primary exchange on which the option is traded. If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges is used. Non-exchange traded options are valued at the

46	Leuthold Funds - 2022 Semi-Annual Report

Leuthold Funds

mean between the last bid and asked quotations. For options where market quotations are not readily available, fair value shall be determined. Shares of open-end investment companies (other than shares of an exchange-traded fund traded on domestic securities exchanges or on NASDAQ) are valued at one of the following prices as determined by the Adviser: (a) the net asset value announced by such open-end investment company following the close of business on the business day a Fund’s net asset value is to be calculated; (b) the net asset value announced by such open-end investment company following the close of business on the business day immediately preceding the day a Fund’s net asset value is to be calculated; or (c) a value determined by the Adviser by adding to, or subtracting from, the net asset value announced by such open-end investment company following the close of business on the business day immediately preceding the day a Fund’s net asset value is to be calculated, an amount equal to the Adviser’s estimate of the effect of changes in the market prices for the types of securities held by such investment company. Other assets, including securities for which no quotations are readily available, are valued at fair value as determined in good faith by the Board of Directors (“Directors”) pursuant to the Funds’ “Pricing and Valuation Guidelines.”

The Funds may invest in foreign securities. Foreign securities may be priced at the closing price reported on the foreign exchange on which they are principally traded. Trading in foreign securities may be completed at times that vary from the closing of the New York Stock Exchange (“NYSE”). The Directors have approved the use of their independent pricing provider’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current exchange rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If these events materially affect the value of portfolio securities, then these securities may be valued as determined in good faith by the Directors. Some of the factors which may be considered by the Directors and the Funds’ Fair Value Pricing Committee in determining fair value are fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition, trading in similar securities of the same issuer or comparable companies, information from broker-dealers, and an evaluation of the forces that influence the market in which the securities are purchased and sold. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

b)	Fair Valuation Measurements – The Funds have adopted fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Leuthold Funds - 2022 Semi-Annual Report	47

Leuthold Funds

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments and securities sold short as of March 31, 2022:

Leuthold Core Investment Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Air Freight & Logistics	$14,798,178	$—	$—	$14,798,178
Capital Markets	42,945,228	—	—	42,945,228
Chemicals	—	—	6,419	6,419
Consumer Finance	12,486,515	—	—	12,486,515
Distributors	3,158,583	—	—	3,158,583
Electronic Equipment, Instruments & Components	8,747,901	—	—	8,747,901
Food & Staples Retailing	18,405,519	—	—	18,405,519
Health Care Equipment & Supplies	7,485,984	—	—	7,485,984
Health Care Providers & Services	27,104,896	—	—	27,104,896
Household Durables	16,841,368	—	—	16,841,368
Insurance	18,110,068	—	—	18,110,068
IT Services	14,778,872	—	—	14,778,872
Life Sciences Tools & Services	7,717,108	—	—	7,717,108
Metals & Mining	21,136,825	—	—	21,136,825
Multiline Retail	13,590,781	—	—	13,590,781
Oil, Gas & Consumable Fuels	35,603,988	—	—	35,603,988
Paper & Forest Products	2,322,729	—	—	2,322,729
Pharmaceuticals	4,536,916	—	—	4,536,916
Professional Services	18,172,704	—	—	18,172,704
Semiconductors & Semiconductor Equipment	34,292,253	—	—	34,292,253
Software	17,329,133	—	—	17,329,133
Specialty Retail	13,114,246	—	—	13,114,246
Technology Hardware, Storage & Peripherals	7,781,738	—	—	7,781,738
Thrifts & Mortgage Finance	2,953,339	—	—	2,953,339
Trading Companies & Distributors	9,917,987	—	—	9,917,987
Total Common Stocks	373,332,859	—	6,419	373,339,278

48	Leuthold Funds - 2022 Semi-Annual Report

Leuthold Funds

Leuthold Core Investment Fund

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$71,685,615	$—	$—	$71,685,615
Corporate Bonds	—	9,075,805	—	9,075,805
Foreign Government Bonds	—	12,114,799	—	12,114,799
United States Treasury Obligations	—	5,616,812	—	5,616,812
Money Market Funds	81,459,289	—	—	81,459,289
Total Investments in Securities	$526,477,763	$26,807,416	$6,419	$553,291,598

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$73,052,942	$—	$—	$73,052,942
Exchange Traded Funds	21,989,296	—	—	21,989,296
Total Securities Sold Short	$95,042,238	$—	$—	$95,042,238

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments in
	Securities at
	Fair Value
Balance as of September 30, 2021	$6,459
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized depreciation	(40)	*
Purchases	—
Sales	—
Transfer into and/or out of Level 3	—
Balance as of March 31, 2022	$6,419	(1)

Change in unrealized depreciation during the period for Level 3 investments held at March 31, 2022:	$(40)

* Unrealized depreciation is due to a change in foreign currency exchange rate.

(1)	The security (China Lumena New Materials Corp.) is classified as a Level 3 security due to a halt in trading of the security on March 25, 2014. The security is valued at fair value as determined in good faith by the Directors. The Adviser submits a report to the Directors setting forth the factors considered in determining the price. The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of Hong Kong Dollar 1.25. Significant changes in the discount rate may result in a change in fair value measurement. For the duration of the period, the discount was 95%. The security underwent a 1:40 reverse split on February 18, 2020, resulting in a fair value price of Hong Kong Dollar 2.40.

Leuthold Funds - 2022 Semi-Annual Report	49

Leuthold Funds

Leuthold Global Fund

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Air Freight & Logistics	$300,979	$477,755	$—	$778,734
Banks	966,936	152,786	—	1,119,722
Capital Markets	1,358,893	136,796	—	1,495,689
Chemicals	421,169	—	—	421,169
Communications Equipment	784,371	191,450	—	975,821
Consumer Finance	627,262	72,510	—	699,772
Distributors	94,861	—	—	94,861
Diversified Telecommunication
Services	790,219	—	—	790,219
Food Products	184,499	—	—	184,499
Health Care Providers &
Services	741,931	—	—	741,931
Household Durables	757,830	250,137	—	1,007,967
Insurance	560,820	269,429	—	830,249
IT Services	415,401	176,207	—	591,608
Marine	257,953	444,399	—	702,352
Metals & Mining	819,666	637,956	—	1,457,622
Oil, Gas & Consumable Fuels	1,766,359	591,628	—	2,357,987
Paper & Forest Products	—	—	47,566	47,566
Professional Services	264,081	—	—	264,081
Semiconductors &
Semiconductor Equipment	1,372,216	925,138	—	2,297,354
Technology Hardware, Storage &
Peripherals	241,967	—	—	241,967
Trading Companies &
Distributors	528,492	466,262	—	994,754
Wireless Telecommunication
Services	152,978	—	—	152,978
Total Common Stocks	13,408,883	4,792,453	47,566	18,248,902
Exchange Traded Funds	3,108,100	—	—	3,108,100
Corporate Bonds	—	528,473	—	528,473
Foreign Government Bonds	—	767,009	—	767,009
United States Treasury Obligations	—	269,063	—	269,063
Money Market Funds	3,634,232	—	—	3,634,232
Total Investments in Securities	20,151,215	6,356,998	47,566	26,555,779

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$1,610,020	$—	$—	$1,610,020
Exchange Traded Funds	2,767,608	—	—	2,767,608
Total Securities Sold Short	$4,377,628	$—	$—	$4,377,628

50	Leuthold Funds - 2022 Semi-Annual Report

Leuthold Funds

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at Fair Value
Balance as of September 30, 2021	$47,863
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized depreciation	(297	)*
Purchases	—
Sales	—
Transfer into and/or out of Level 3	—
Balance as of March 31, 2022	$47,566	(1)

Change in unrealized depreciation during the period for Level 3 investments held at March 31, 2022:	$(297)

*	Unrealized depreciation is due to a change in foreign currency exchange rate.
(1)	The security (China Forestry Holdings Co., Ltd.) is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011. The security is valued at fair value as determined in good faith by the Directors. The Adviser submits a report to the Directors setting forth the factors considered in determining the price. The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of Hong Kong Dollar 2.95. Significant changes in the discount rate may result in a change in fair value measurement. For the duration of the period the discount was 95%.

Leuthold Select Industries Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$15,740,545	$—	$—	$15,740,545
Money Market Funds	73,377	—	—	73,377
Total Investments in Securities	$15,813,922	$—	$—	$15,813,922

The Fund did not invest in any Level 3 securities during the period.

Grizzly Short Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Money Market Funds	$64,468,246	$—	$—	$64,468,246
Total Investments in Securities	$64,468,246	$—	$—	$64,468,246

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$60,961,948	$—	$—	$60,961,948
Exchange Traded Funds	18,424,126	—	—	18,424,126
Total Securities Sold Short	$79,386,074	$—	$—	$79,386,074

The Fund did not invest in any Level 3 securities during the period.

Leuthold Funds - 2022 Semi-Annual Report	51

Leuthold Funds

Leuthold Core ETF
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$17,335,398	$—	$—	$17,335,398
Money Market Funds	3,394,948	—	—	3,394,948
Total Investments in Securities	$20,730,346	$—	$—	$20,730,346

The Fund did not invest in any Level 3 securities during the period.

For further information regarding security characteristics, see the Schedules of Investments and Schedules of Securities Sold Short.

c)	Federal Income Taxes – Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes. The Funds also designate as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

The tax character of distributions paid during the fiscal years ended September 30, 2021 and 2020 was as follows:

Year Ended September 30, 2021
	Leuthold		Leuthold
	Core	Leuthold	Select	Grizzly	Leuthold
	Investment	Global	Industries	Short	Core
	Fund	Fund	Fund	Fund	ETF
Distributions paid from:
Ordinary Income	$—	$49,806	$193,269	$—	$78,856
Long Term Capital Gain*	678,825	8,999	440,286	—	—
Total Distributions Paid	$678,825	$58,805	$633,555	$—	$78,856

	Year Ended September 30, 2020
	Leuthold		Leuthold
	Core	Leuthold	Select	Grizzly	Leuthold
	Investment	Global	Industries	Short	Core
	Fund	Fund	Fund	Fund	ETF
Distributions paid from:
Ordinary Income	$771,119	$258,988	$—	$52,038	$—
Long Term Capital Gain*	9,469,076	—	328,244	—	—
Total Distributions Paid	$10,240,195	$258,988	$328,244	$52,038	$—

*	The funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or 0-percent rate, depending on the shareholder’s taxable income).

52	Leuthold Funds - 2022 Semi-Annual Report

Leuthold Funds

At September 30, 2021, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Leuthold		Leuthold
	Core	Leuthold	Select	Grizzly
	Investment	Global	Industries	Short	Leuthold
	Fund	Fund	Fund	Fund	Core ETF
Undistributed Ordinary Income	$—	$—	$29,511	$—	$12,391
Undistributed long-term gains	29,377,397	286,253	741,049	—	—
Distributable earnings	29,377,397	286,253	770,560	—	12,391
Capital loss carryover and late-year losses	(1,380,423)	(26,598)	—	(348,785,868)	(158,516)
Other accumulated gains (losses)	2,651,802	(204,638)	—	(140,615)	—
Unrealized appreciation (depreciation)	176,332,542	4,430,375	4,695,279	—	1,870,265
Total accumulated earnings (deficit)	$206,981,318	$4,485,392	$5,465,839	$(348,926,483)	$1,724,140

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. These differences are primarily due to partnership adjustments, securities sold short, earnings and profits distributed to shareholders on the redemption of shares, net operating losses, realized gain on redemptions in kind, and expiration of capital losses.

Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2021, the following table shows the reclassifications made:

	Distributable	Paid In
	Earnings	Capital
Leuthold Core Investment Fund	$(3,043,097)	$3,043,097
Leuthold Global Fund	68,933	(68,933)
Leuthold Select Industries Fund	(68,866)	68,866
Grizzly Short Fund	2,743,634	(2,743,634)
Leuthold Core ETF	(468,571)	468,571

Under current law, the Funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. Capital losses realized will carry forward retaining their classification as long-term or short-term losses.

	Leuthold		Leuthold
	Core	Leuthold	Select	Grizzly	Leuthold
	Investment	Global	Industries	Short	Core
	Fund	Fund	Fund	Fund	ETF
Unlimited Short-Term	$—	$—	$—	$(347,569,180)	$(158,516)
Unlimited Long-Term	—	—	—	—	—

Leuthold Funds - 2022 Semi-Annual Report	53

Leuthold Funds

The Leuthold Core Investment Fund, Leuthold Global Fund, and Grizzly Short Fund intend to defer and treat $1,380,423, $26,598, and $1,216,688, respectively, of qualified late-year losses incurred during the fiscal year ended September 30, 2021 as arising on the first day of the fiscal year ending September 30, 2022.

As of March 31, 2022, the Funds had no tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended March 31, 2022, the Funds did not incur any interest or penalties.

d)	Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Leuthold Core Investment Fund, Leuthold Global Fund, Leuthold Select Industries Fund, and Grizzly Short Fund, and are declared and paid annually for the Leuthold Core ETF. Distributions of net realized capital gains, if any, are declared and paid at least annually.

e)	Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)	Basis for Consolidation for the Leuthold Core Investment Fund and Leuthold Global Fund – Leuthold Core, Ltd. and Leuthold Global, Ltd (the “Subsidiaries”) previously acted as investment vehicles in order to enter into certain investments for the Leuthold Core Investment Fund and Leuthold Global Fund, respectively. The Subsidiaries were liquidated in May 2018 and, therefore, the financial statements of these Funds are no longer consolidated.

g)	Securities Sold Short – For financial statement purposes, an amount equal to the required amount of collateral to be segregated for securities sold short is included in the Statements of Assets and Liabilities as an asset. The amount of the securities sold short, shown as a liability, is subsequently marked-to-market to reflect the current value of the securities sold short. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which could differ from the amount reflected in the Statements of Assets and Liabilities. The Funds are liable for any dividends or interest payable on securities sold short. As collateral for their securities sold short, the Funds are required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents, or liquid securities. These segregated assets are valued consistent with Note 1a. The amount of segregated assets is required to be adjusted daily to reflect changes in the fair value of the securities sold short. The Leuthold Core Investment Fund, Leuthold Global Fund, and Grizzly Short Fund’s collateral at broker for securities sold short is with one major international security dealer.

With regard to the cash collateral that is posted with counterparties, the Funds have established a collateral account for each respective counterparty with its custodian (the “Account”) and have entered into a tri-party agreement with the custodian and the respective counterparty regarding the transfer of assets to and from the Account.

54	Leuthold Funds - 2022 Semi-Annual Report

Leuthold Funds

The Adviser reviews each Account on a daily basis to ensure that the Account does not maintain a material amount of cash collateral in excess of what is required by the applicable counterparty (the amount of collateral required by such counterparty is subject to change and generally not known until the next business day, which necessitates the maintenance of a minimum amount of excess cash collateral). In the event that the excess cash collateral in an Account is equal to or in excess of the greater of the following: $250,000 or 3% of the total assets of the applicable Fund calculated at each month end; then the applicable Fund, pursuant to the tri-party agreement, will instruct the custodian to sweep such excess cash collateral into the Fund’s interest bearing account with the custodian. The amount of collateral held related to this tri-party agreement is included in the Statement of Assets and Liabilities as an asset.

h)	Other – Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. The Funds utilize an identified lot approach to transactions. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Discounts and premiums on bonds are amortized using the yield to maturity method over the life of the respective bond. For financial reporting purposes, the Funds isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for realized gains and losses.

i)	Expenses – Expenses that directly relate to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds, such as Directors fees and expenses, insurance expense, and legal fees are allocated between the Funds based on the relative net asset value of the individual Funds.

j)	Counterparty Risk – Counterparty risk may arise as the result of the failure of a counterparty to a securities contract to comply with the terms of the contract. Potential counterparty risk is measured by the creditworthiness of the counterparty and additional risk may arise from unanticipated events affecting the value of the underlying security.

k)	Managed Futures Strategy/Commodities Risk (Leuthold Core ETF only) – The Fund may invest in underlying investments that principally invest in the commodities markets through investment in managed futures programs. Such investments may subject an underlying investment to greater volatility than investments in traditional securities. Commodities are real assets such as oil, agriculture, livestock, industrial metals, and precious metals such as gold or silver. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including weather and natural disasters; pandemics and other global health emergencies; governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies; acts of terrorism, tariffs and U.S. and international economic, political, military and regulatory developments. The demand and supply of these commodities may also fluctuate widely based on such factors as interest rates, investors’ expectations with respect to the rate of inflation, currency exchange rates, the production and cost levels of the producers and/or forward selling by such producers, global or regional political, economic, or financial events, purchases and sales by central banks, and trading activities by hedge funds and other commodity funds. Commodity underlying investments may use derivatives, such as futures, options, and swaps, which expose them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of the trade will default).

Leuthold Funds - 2022 Semi-Annual Report	55

Leuthold Funds

l)	Shares May Trade at Prices Other Than NAV (Leuthold Core ETF only) – As with all exchange traded funds (“ETFs”), shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s net asset value (“NAV”), there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

m)	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk (Leuthold Core ETF only) – The Fund has a limited number of financial institutions that may act as authorized participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

n)	COVID-19 Pandemic – The global outbreak of coronavirus disease 2019 (“COVID-19”) has disrupted global economic markets and adversely affected individual companies and investment products. The prolonged economic impact of COVID-19 is uncertain. The operation and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

o)	Subsequent Events – In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated recognition or disclosure.

2.	INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments and securities sold short, for the six months ended March 31, 2022 are summarized below.

	Leuthold		Leuthold
	Core	Leuthold	Select	Leuthold
	Investment	Global	Industries	Core
	Fund	Fund	Fund	ETF(a)
Purchases	$145,310,816	$5,975,554	$9,758,715	$4,398,993
Sales	184,164,845	8,095,222	8,922,345	6,217,853

(a)	The Leuthold Core ETF’s purchases and sales exclude in-kind transactions. In-kind purchases and sales as of March 31, 2022 were $6,968,769 and $2,101,598, respectively.

There were no purchases or sales of investment securities in the Grizzly Short Fund because this Fund invests only in securities sold short.

56	Leuthold Funds - 2022 Semi-Annual Report

Leuthold Funds

At September 30, 2021, gross unrealized appreciation and depreciation of investments and securities sold short and cost of investments and cost of securities sold short for tax purposes were as follows:

	Leuthold		Leuthold
	Core	Leuthold	Select	Grizzly	Leuthold
	Investment	Global	Industries	Short	Core
	Fund	Fund	Fund	Fund	ETF
Tax cost of investments	$400,406,735	$23,485,735	$10,169,249	$47,797,700	$13,207,929
Unrealized appreciation	177,900,735	5,927,535	4,863,480	—	2,085,145
Unrealized depreciation	(1,568,193)	(1,497,160)	(168,201)	—	(214,880)
Net unrealized appreciation	$176,332,542	$4,430,375	$4,695,279	$—	$1,870,265

The differences between book and tax basis of unrealized appreciation (depreciation) are primarily attributable to the tax deferral of losses on wash sales and passive foreign investment company transactions.

The Leuthold Core Investment Fund owned 5% or more of the voting securities of the following company during the six months ended March 31, 2022. As a result, this company is deemed to be an affiliate of the Leuthold Core Investment Fund as defined by the 1940 Act. Transactions during the period in this security of an affiliated company was as follows:

Core Investment Fund
Share Activity
	Share	Fair Value				Change in
	Balance	at			Realized	Unrealized	Fair Value	Dividend
Security Name	03/31/22	09/30/21	Purchases	Sales	Gain (Loss)	Appreciation	at 03/31/22	Income
Invesco CurrencyShares
Japanese Yen Trust	123,391	$12,271,869	$—	$(1,799,848)	$(80,918)	$(897,399)	$9,493,704	$—

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Each of the Funds has entered into an Investment Advisory Agreement (“advisory agreement”) with the Adviser. Pursuant to its advisory agreement with the Funds, the Adviser is entitled to receive a fee, calculated daily as applied to each Fund’s average daily net assets and payable monthly, at annual rates of:

Leuthold		Leuthold
Core	Leuthold	Select	Grizzly	Leuthold
Investment	Global	Industries	Short	Core
Fund	Fund	Fund	Fund	ETF
0.90%	0.90%	1.00%	1.25%	0.50%

Leuthold Funds - 2022 Semi-Annual Report	57

Leuthold Funds

The Adviser has agreed to waive its advisory fee and/or reimburse the Funds’ other expenses, to the extent necessary to ensure that the Funds’ total operating expenses (exclusive of interest, taxes, brokerage commissions, dividends and interest on securities sold short, and extraordinary items) do not exceed the following rates, based on each Fund’s average daily net assets:

Leuthold		Leuthold
Core	Leuthold	Select	Grizzly	Leuthold
Investment	Global	Industries	Short	Core
Fund	Fund	Fund	Fund	ETF
1.25%	1.85%	1.50%	2.50%	0.65%

Any waiver or reimbursement is subject to later adjustments to allow the Adviser to recoup amounts previously waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s expense limitation, provided, however, that the recoupment period for the Adviser is limited to three years from the time the expenses were waived or incurred and is limited to the lesser of (1) the expense cap in effect at the time of the waiver, and (2) the expense cap in effect at the time of recapture.

Amounts subject to future recoupment as of March 31, 2022 are as follows:

Leuthold Select Industries Fund
Year of Expiration	Recoverable Amount
9/30/2022	$18,482
9/30/2023	119,193
9/30/2024	61,596
9/30/2025	26,030

Leuthold Core ETF
Year of Expiration	Recoverable Amount
9/30/2023	$117,025
9/30/2024	109,766
9/30/2025	41,815

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

58	Leuthold Funds - 2022 Semi-Annual Report

Leuthold Funds

4.	DISTRIBUTION PLAN

The Leuthold Global Fund – Retail Class has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, whereby Compass Distributors, LLC serves as distributor. This plan allows the Fund to use up to 0.25% of its average daily net assets to pay sales, distribution, and other fees for the sale of its shares and for services provided to investors. The Fund may pay all or a portion of this fee to any securities dealer, financial institution, or any other person who renders personal service to the Fund’s shareholders, assists in the maintenance of the Fund’s shareholder accounts, or who renders assistance in distributing or promoting the sale of shares of the Fund pursuant to a written agreement approved by the Directors. To the extent such fee is not paid to such persons, the Fund may use the fee for its expenses of distribution of its shares, including, but not limited to, payment by the Fund of the cost of preparing, printing, and distributing Prospectuses and Statements of Additional Information to prospective investors and of implementing and operating the plan.

5.	SUB-TRANSFER AGENT AND SHAREHOLDER SERVICING FEE PLANS

The Funds are permitted to pay sub-transfer agent fees for various platform agreement not to exceed 0.15% of the Funds’ average daily net assets. In addition, the Retail Class shares of the Leuthold Core Investment Fund, Leuthold Select Industries Fund, and Grizzly Short Fund have adopted a Shareholder Servicing Fee Plan not to exceed 0.15% of these Funds’ Retail Class shares average daily net assets. These fees are used to finance certain activities related to servicing and maintaining shareholder accounts. Sub-transfer agent and shareholder servicing fees incurred by the Funds are disclosed in the Statements of Operations.

6.	INDEMNIFICATIONS

The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

7.	ILLIQUID SECURITIES

Each Fund may invest up to 15% of net assets in illiquid investments. An “illiquid investment” is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund will take into account relevant market, trading, and investment specific consideration when determining whether an investment is an illiquid investment. The illiquidity status of an investment is generally evaluated monthly. The 15% limitation may include securities whose disposition would be subject to legal restrictions (“restricted securities”). Restricted securities often have a market value lower than the market price of unrestricted securities of the same issuer and are not readily marketable without some time delay. This could result in a Fund being unable to realize a favorable price upon disposition of restricted securities and in some cases might make disposition of such securities at the time desired by the Fund impossible.

Leuthold Funds - 2022 Semi-Annual Report	59

Leuthold Funds

8.	LENDING PORTFOLIO SECURITIES

The Funds may lend portfolio securities constituting up to 30% of total assets to unaffiliated broker dealers, banks, or other recognized institutional borrowers of securities, provided that the borrower at all times maintains cash, U.S. government securities or equivalent collateral or provides an irrevocable letter of credit in favor of the Funds equal in value to at least 100% of the value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the lending Fund an amount equivalent to any dividends or interest paid on such securities, and the Fund may receive an agreed-upon amount of interest income from the borrower who delivered equivalent collateral or provided a letter of credit. Loans are subject to termination at the option of the lending Fund or the borrower. The lending Fund may pay reasonable administrative and custodial fees in connection with a loan of portfolio securities and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The lending Fund does not have the right to vote securities on loan but could terminate the loan and regain the right to vote if that were considered important with respect to the investment.

The primary risk in securities lending is a default by the borrower during a sharp rise in price of the borrowed security resulting in a deficiency in the collateral posted by the borrower. The Funds will seek to minimize this risk by requiring that the value of the securities loaned will be computed each day and additional collateral be furnished each day if required.

As of March 31, 2022, the Funds did not engage in securities lending.

60	Leuthold Funds - 2022 Semi-Annual Report

Leuthold Core Investment Fund - Retail - LCORX

Financial Highlights

	Six Months					Year Ended	Year Ended
	Ended		Year Ended	Year Ended	Year Ended	September 30,	September 30,
	March 31,		September 30,	September 30,	September 30,	2018	2017
	2022		2021	2020	2019	(Consolidated)	(Consolidated)
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$22.91		$19.70	$18.77	$20.50	$20.54	$18.06
Income (loss) from investment operations:
Net investment income (loss)(2)	(0.01)		0.07	0.00 (3)	0.09	0.05	0.04
Net realized and unrealized gains on investments and securities sold short	0.30		3.17	1.24	0.08	0.61	2.53
Total from investment operations	0.29		3.24	1.24	0.17	0.66	2.57

Less distributions:
From net investment income	—		—	(0.04)	(0.07)	(0.05)	(0.01)
From net realized gains	(1.15)		(0.03)	(0.27)	(1.83)	(0.65)	(0.08)
Redemption fees(3)	0.00		0.00	0.00	0.00	0.00	0.00
Total distributions	(1.15)		(0.03)	(0.31)	(1.90)	(0.70)	(0.09)
Net asset value, end of period	$22.05		$22.91	$19.70	$18.77	$20.50	$20.54

Total Return	1.07%		16.44%	6.72%	1.21%	3.23%	14.31%

Supplemental data and ratios:
Net assets, end of period	$276,917,466		$286,984,168	$276,018,345	$316,887,197	$403,095,456	$464,660,913
Ratio of expenses to average net assets(4)	1.33	%(7)	1.36%	1.34%	1.32%	1.38%	1.21%
Ratio of net investment income (loss) to average net assets(5)	(0.11	%)(7)	(0.31%)	0.00%	0.48%	0.26%	0.20%
Portfolio turnover rate(6)	28.97%		41.42%	60.08%	66.68%	79.00%	52.36%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income (loss) per share is calculated based on average shares outstanding.
(3)	Amount represents less than $0.005 per share.
(4)	The ratio of expenses to average net assets includes dividends and interest on securities sold short. The expense ratios excluding dividends and interest on securities sold short were 1.16% for the six months ended March 31, 2022, 1.23% for the year ended September 30, 2021, 1.20% for the year ended September 30, 2020, 1.20% for the year ended September 30, 2019, 1.19% for the year ended September 30, 2018, and 1.19% for the year ended September 30, 2017.
(5)	The net investment income ratios include dividends and interest on securities sold short.
(6)	The portfolio turnover rate excludes purchases and sales of securities sold short.
(7)	Annualized.

See Notes to the Financial Statements.	Leuthold Funds - 2022 Semi-Annual Report	61

Leuthold Core Investment Fund - Institutional - LCRIX

Financial Highlights

	Six Months					Year Ended	Year Ended
	Ended		Year Ended	Year Ended	Year Ended	September 30,	September 30,
	March 31,		September 30,	September 30,	September 30,	2018	2017
	2022		2021	2020	2019	(Consolidated)	(Consolidated)
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$22.98		$19.74	$18.81	$20.53	$20.56	$18.08
Income from investment operations:
Net investment income(2)	0.00	(3)	(0.05)	0.02	0.11	0.08	0.06
Net realized and unrealized gains on investments and securities sold short	0.30		3.32	1.23	0.09	0.60	2.53
Total from investment operations	0.30		3.27	1.25	0.20	0.68	2.59

Less distributions:
From net investment income	—		—	(0.05)	(0.09)	(0.06)	(0.03)
From net realized gains	(1.15)		(0.03)	(0.27)	(1.83)	(0.65)	(0.08)
Redemption fees(3)	0.00		0.00	0.00	0.00	0.00	0.00
Total distributions	(1.15)		(0.03)	(0.32)	(1.92)	(0.71)	(0.11)
Net asset value, end of period	$22.13		$22.98	$19.74	$18.81	$20.53	$20.56

Total Return	1.11%		16.56%	6.76%	1.33%	3.35%	14.43%

Supplemental data and ratios:
Net assets, end of period	$302,755,763		$305,515,675	$268,933,642	$301,387,112	$434,163,780	$385,390,357
Ratio of expenses to average net assets(4)	1.24	%(7)	1.26%	1.25%	1.22%	1.27%	1.10%
Ratio of net investment income to average net assets(5)	(0.02	%)(7)	(0.21%)	0.10%	0.58%	0.37%	0.30%
Portfolio turnover rate(6)	28.97%		41.42%	60.08%	66.68%	79.00%	52.36%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income per share is calculated based on average shares outstanding.
(3)	Amount represents less than $0.005 per share.
(4)	The ratio of expenses to average net assets includes dividends and interest on securities sold short. The expense ratios excluding dividends and interest on securities sold short were 1.07 for the six months ended March 31, 2022, 1.13% for the year ended September 30, 2021, 1.11% for the year ended September 30, 2020, 1.10% for the year ended September 30, 2019, 1.08% for the year ended September 30, 2018, and 1.08% for the year ended September 30, 2017.
(5)	The net investment income ratios include dividends and interest on securities sold short.
(6)	The portfolio turnover rate excludes purchases and sales of securities sold short.
(7)	Annualized.

62	Leuthold Funds - 2022 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund - Retail - GLBLX

Financial Highlights

	Six Months					Year Ended	Year Ended
	Ended		Year Ended	Year Ended	Year Ended	September 30,	September 30,
	March 31,		September 30,	September 30,	September 30,	2018	2017
	2022		2021	2020	2019	(Consolidated)	(Consolidated)
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$9.72		$8.24	$8.09	$9.11	$10.05	$9.86
Income (loss) from investment operations:
Net investment income (loss)(2)	0.00	(3)	(0.05)	0.00 (3)	0.02	0.03	0.04
Net realized and unrealized gains (losses) on investments and securities sold short	0.24		1.53	0.21	(0.39)	(0.07)	1.02
Total from investment operations	0.24		1.48	0.21	(0.37)	(0.04)	1.06

Less distributions:
From net investment income	—		(0.00)	(0.06)	(0.01)	(0.02)	—
From net realized gains	(0.19)		—	—	(0.64)	(0.88)	(0.87)
Redemption fees	—		—	—	0.00 (3)	0.00 (3)	0.00 (3)
Total distributions	(0.19)		—	(0.06)	(0.65)	(0.90)	(0.87)
Net asset value, end of period	$9.77		$9.72	$8.24	$8.09	$9.11	$10.05

Total Return	2.47%		18.01%	2.56%	(3.97%)	(0.67%)	12.02%

Supplemental data and ratios:
Net assets, end of period	$5,549,597		$5,690,644	$4,690,110	$7,485,394	$18,362,218	$24,040,140
Ratio of expenses to average net assets (4)
Before expense reimbursement and recovery	1.88	%(7)	1.97%	1.94%	1.88%	1.75%	1.56%
After expense reimbursement and recovery	1.88	%(7)	2.01%	1.91%	1.88%	1.75%	1.56%
Ratio of net investment income (loss) to average net assets(5)
Before expense reimbursement and recovery	0.08	%(7)	(0.44%)	(0.03%)	0.27%	0.28%	0.38%
After expense reimbursement and recovery	0.08	%(7)	(0.48%)	0.01%	0.27%	0.28%	0.38%
Portfolio turnover rate(6)	24.68%		49.39%	55.31%	93.77%	79.09%	63.13%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income (loss) per share is calculated based on average shares outstanding.
(3)	Amount represents less than $0.005 per share.
(4)	The ratio of expenses to average net assets includes dividends and interest on securities sold short. The expense ratios excluding dividends and interest on securities sold short before and after expense reimbursement and recorvery were 1.57% and 1.57% for the six months ended March 31, 2022, 1.73% and 1.78% for the year ended September 30, 2021, 1.74% and 1.69% for the year ended September 30, 2020, 1.62% and 1.62% for the year ended September 30, 2019, 1.54% and 1.54% for the year ended September 30, 2018, and 1.56% and 1.56% for the year ended September 30, 2017, respectively.
(5)	The net investment income ratios include dividends and interest on securities sold short.
(6)	The portfolio turnover rate excludes purchases and sales of securities sold short.
(7)	Annualized.

See Notes to the Financial Statements.	Leuthold Funds - 2022 Semi-Annual Report	63

Leuthold Global Fund - Institutional - GLBIX

Financial Highlights

	Six Months					Year Ended	Year Ended
	Ended		Year Ended	Year Ended	Year Ended	September 30,	September 30,
	March 31,		September 30,	September 30,	September 30,	2018	2017
	2022		2021	2020	2019	(Consolidated)	(Consolidated)
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$9.86		$8.38	$8.21	$9.23	$10.16	$9.95
Income (loss) from investment operations:
Net investment income (loss)(2)	0.00	(3)	(0.04)	0.02	0.04	0.05	0.06
Net realized and unrealized gains (losses) on investments and securities sold short	0.24		1.54	0.21	(0.39)	(0.07)	1.03
Total from investment operations	0.24		1.50	0.23	(0.35)	(0.02)	1.09

Less distributions:
From net investment income	—		(0.02)	(0.06)	(0.03)	(0.03)	(0.01)
From net realized gains	(0.19)		—	—	(0.64)	(0.88)	(0.87)
Redemption fees	—		0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Total distributions	(0.19)		(0.02)	(0.06)	(0.67)	(0.91)	(0.88)
Net asset value, end of period	$9.91		$9.86	$8.38	$8.21	$9.23	$10.16

Total Return	2.44%		17.96%	2.79%	(3.70%)	(0.43%)	12.28%

Supplemental data and ratios:
Net assets, end of period	$22,261,369		$22,938,579	$21,096,867	$45,677,014	$64,388,940	$78,614,144
Ratio of expenses to average net assets(4)
Before expense reimbursement and recovery	1.88	%(7)	1.90%	1.73%	1.63%	1.50%	1.36%
After expense reimbursement and recovery	1.88	%(7)	1.95%	1.69%	1.63%	1.50%	1.36%
Ratio of net investment income (loss) to average net assets(5)
Before expense reimbursement and recovery	0.08	%(7)	(0.40%)	0.17%	0.52%	0.53%	0.58%
After expense reimbursement and recovery	0.08	%(7)	(0.45%)	0.21%	0.52%	0.53%	0.58%
Portfolio turnover rate(6)	24.68%		49.39%	55.31%	93.77%	79.09%	63.13%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income (loss) per share is calculated based on average shares outstanding.
(3)	Amount represents less than $0.005 per share.
(4)	The ratio of expenses to average net assets includes dividends and interest on securities sold short. The expense ratios excluding dividends and interest on securities sold short before and after expense reimbursement and recovery were 1.57% and 1.57% for the six months ended March 31, 2022, 1.66% and 1.71% for the year ended September 30, 2021, 1.53% and 1.49% for the year ended September 30, 2020, 1.37% and 1.37% for the year ended September 30, 2019, 1.29% and 1.29% for the year ended September 30, 2018, and 1.36% and 1.36% for the year ended September 30, 2017, respectively.
(5)	The net investment income ratios include dividends and interest on securities sold short.
(6)	The portfolio turnover rate excludes purchases and sales of securities sold short.
(7)	Annualized.

64	Leuthold Funds - 2022 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Select Industries Fund - Retail - LSLTX

Financial Highlights

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2022		2021	2020	2019	2018	2017
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$33.85		$27.06	$25.02	$27.31	$26.32	$21.41
Income (loss) from investment operations:
Net investment income (loss)(2)	(0.03)		(0.10)	(0.04)	(0.03)	(0.01)	(0.02)
Net realized and unrealized gains on investments	0.86		8.85	2.81	(0.16)	2.28	4.93
Total from investment operations	0.83		8.75	2.77	(0.19)	2.27	4.91

Less distributions:
From net investment income	—		—	—	—	(0.01)	—
From net realized gains	(2.08)		(1.96)	(0.73)	(2.10)	(1.27)	—
Total distributions	(2.08)		(1.96)	(0.73)	(2.10)	(1.28)	—
Net asset value, end of period	$32.60		$33.85	$27.06	$25.02	$27.31	$26.32

Total Return	2.05%		34.14%	11.28%	(0.19%)	8.89%	22.93%

Supplemental data and ratios:
Net assets, end of period	$15,798,372		$14,740,604	$8,677,008	$11,783,884	$18,111,932	$15,045,866
Ratio of expenses to average net assets:
Before expense reimbursement and recovery	1.82	%(3)	2.03%	2.75%	1.77%	1.65%	1.80%
After expense reimbursement and recovery	1.50	%(3)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement and recovery	(0.50	%)(3)	(0.84%)	(1.40%)	(0.39%)	(0.17%)	(0.39%)
After expense reimbursement and recovery	(0.18	%)(3)	(0.31%)	(0.16%)	(0.12%)	(0.02%)	(0.09%)
Portfolio Turnover	55.10%		62.93%	73.99%	72.87%	104.00%	62.72%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income per share is calculated based on average shares outstanding.
(3)	Annualized.

See Notes to the Financial Statements.	Leuthold Funds - 2022 Semi-Annual Report	65

Grizzly Short Fund - Retail - GRZZX

Financial Highlights

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2022		2021	2020	2019	2018	2017(1)
	(Unaudited)
Per Share Data(2):
Net asset value, beginning of period	$7.15		$10.82	$16.15	$17.65	$21.48	$24.68
Income (loss) from investment operations:
Net investment income (loss)(3)	(0.11)		(0.23)	(0.31)	0.19	(0.03)	(0.40)
Net realized and unrealized losses on investments and securities sold short	0.30		(3.44)	(5.01)	(1.54)	(3.80)	(2.80)
Total from investment operations	0.19		(3.67)	(5.32)	(1.35)	(3.83)	(3.20)

Less distributions:
From net investment income	—		—	(0.01)	(0.15)	—	—
From net realized gains	—		—	—	—	—	—
Total distributions	—		—	(0.01)	(0.15)	—	—
Net asset value, end of period	$7.34		$7.15	$10.82	$16.15	$17.65	$21.48

Total Return	2.66%		(33.92%)	(32.96%)	(7.62%)	(17.83%)	(12.97%)

Supplemental data and ratios:
Net assets, end of period	$83,165,765		$60,696,896	$123,139,517	$92,238,086	$98,948,757	$205,698,273
Ratio of expenses to average net assets(4)	2.96	%(7)	2.93%	2.84%	2.61%	2.64%	2.63%
Ratio of net investment income (loss) to average net assets(5)	(2.95	%)(7)	(2.93%)	(2.23%)	1.08%	(0.54%)	(1.78%)
Portfolio turnover rate(6)	0.00%		0.00%	0.00%	0.00%	0.00%	0.00%

(1)	Per share data adjusted for 1:4 reverse split completed as of May 18, 2018.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment income (loss) per share is calculated based on average shares outstanding.
(4)	The ratio of expenses to average net assets includes dividends and interest on securites sold short. The expense ratios excluding dividends and interest on securities sold short were 1.64% for the six months ended March 31, 2022, 1.68% for the year ended September 30, 2021, 1.24% for the year ended September 30, 2020, 1.60% for the year ended September 30, 2019, 1.53% for the year ended September 30, 2018, and 1.54% for the year ended September 30, 2017.
(5)	The net investment income ratios include dividends and interest on securities sold short.
(6)	The portfolio turnover rate excludes purchases and sales of securities sold short.
(7)	Annualized.

66	Leuthold Funds - 2022 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core ETF - Retail - LCR

Financial Highlights

	Six Months
	Ended		Year Ended	Period Ended
	March 31,		September 30,	September 30,
	2022		2021	2020(1)
	(Unaudited)
Per Share Data(2):
Net asset value, beginning of period	$30.06		$26.63	$25.00
Income (loss) from investment operations:
Net investment income (loss)(3)	0.08		0.06	0.08
Net realized and unrealized gains (losses) on investments and securities sold short	0.59		3.55	1.55
Total from investment operations	0.67		3.61	1.63

Less distributions:
From net investment income	(0.07)		(0.18)	—
From net realized gains	—		—	—
Total distributions	(0.07)		(0.18)	—
Net asset value, end of period	$30.66		$30.06	$26.63

Total Return	2.21%		13.59%	6.52%

Supplemental data and ratios:
Net assets, end of period	$20,694,277		$15,030,036	$11,317,390
Ratio of expenses to average net assets:
Before expense reimbursement and recovery	1.13	%(4)	1.43%	3.31	%(4)
After expense reimbursement and recovery	0.65	%(4)	0.65%	0.65	%(4)
Ratio of net investment income to average net assets:
Before expense reimbursement and recovery	0.06	%(4)	(0.59%)	(2.23	%)(4)
After expense reimbursement and recovery	0.54	%(4)	0.19%	0.43	%(4)
Portfolio Turnover	27.60%		70.83%	47.53%

(1)	Fund commenced operations on January 6, 2020. Information presented is for the period January 6, 2020 through September 30, 2020.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment income per share is calculated based on average shares outstanding.
(4)	Annualized.

See Notes to the Financial Statements.	Leuthold Funds - 2022 Semi-Annual Report	67

Leuthold Funds

Expense Examples – March 31, 2022 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (October 1, 2021 - March 31, 2022).

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. Although the Funds charge no sales load (the Leuthold Core Investment Fund and Leuthold Global Fund charge a 2% redemption fee for redemptions made within five business days after a purchase), you will be assessed fees for outgoing wire transfers, returned checks, or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. To the extent that the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary by fund. These expenses are not included in the following examples. The examples include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody, and transfer agent fees. However, the following examples do not include portfolio trading commissions and related expenses, and extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

68	Leuthold Funds - 2022 Semi-Annual Report

Leuthold Funds

Expense Example Tables (Unaudited)

Leuthold Core Investment Fund - Retail - LCORX

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	October 1, 2021	March 31, 2022	October 1, 2021 -March 31, 2022
Actual**	$1,000.00	$1,010.70	$6.67
Hypothetical (5% return before expenses)***	1,000.00	1,018.30	6.69
*	Expenses are equal to the Fund’s annualized expense ratio of 1.33%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on securities sold short, your actual cost of investment in the Fund would be $5.82 and the Fund’s annualized expense ratio would be 1.16%.
***	Excluding dividends and interest on securities sold short, your hypothetical cost of investment in the Fund would be $5.84 and the Fund’s annualized expense ratio would be 1.16%

Leuthold Core Investment Fund - Institutional - LCRIX

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2021	March 31, 2022	October 1, 2021 - March 31, 2022
Actual**	$1,000.00	$1,011.10	$6.22
Hypothetical (5% return before expenses)***	1,000.00	1,018.75	6.24
*	Expenses are equal to the Fund’s annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on securities sold short, your actual cost of investment in the Fund would be $5.36 and the Fund’s annualized expense ratio would be 1.07%.
***	Excluding dividends and interest on securities sold short, your hypothetical cost of investment in the Fund would be $5.39 and the Fund’s annualized expense ratio would be 1.07%

Leuthold Global Fund - Retail - GLBLX

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2021	March 31, 2022	October 1, 2021 - March 31, 2022
Actual**	$1,000.00	$1,024.70	$9.49
Hypothetical (5% return before expenses)***	1,000.00	1,015.56	9.45
*	Expenses are equal to the Fund’s annualized expense ratio of 1.88%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on securities sold short, your actual cost of investment in the Fund would be $7.93 and the Fund’s annualized expense ratio would be 1.57%.
***	Excluding dividends and interest on securities sold short, your hypothetical cost of investment in the Fund would be $7.90 and the Fund’s annualized expense ratio would be 1.57%

Leuthold Funds - 2022 Semi-Annual Report	69

Leuthold Funds

Expense Example Tables (Unaudited) (continued)

Leuthold Global Fund - Institutional - GLBIX

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2021	March 31, 2022	October 1, 2021 - March 31, 2022
Actual**	$1,000.00	$1,024.40	$9.49
Hypothetical (5% return before expenses)**	1,000.00	1,015.56	9.45
*	Expenses are equal to the Fund’s annualized expense ratio of 1.88%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on securities sold short, your actual cost of investment in the Fund would be $7.92 and the Fund’s annualized expense ratio would be 1.57%.
***	Excluding dividends and interest on securities sold short, your hypothetical cost of investment in the Fund would be $7.90 and the Fund’s annualized expense ratio would be 1.57%.

Leuthold Select Industries Fund - Retail - LSLTX

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2021	March 31, 2022	October 1, 2021 - March 31, 2022
Actual	$1,000.00	$1,020.50	$7.56
Hypothetical (5% return before expenses)	1,000.00	1,017.45	7.54
*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half period.

Grizzly Short Fund - Retail - GRZZX

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2021	March 31, 2022	October 1, 2021 - March 31, 2022
Actual**	$1,000.00	$1,026.60	$14.96
Hypothetical (5% return before expenses)***	1,000.00	1,010.17	14.83
*	Expenses are equal to the Fund’s annualized expense ratio of 2.96%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half period.
**	Excluding dividends and interest on securities sold short, your actual cost of investment in the Fund would be $8.29 and the Fund’s annualized expense ratio would be 1.64%.
***	Excluding dividends and interest on securities sold short, your hypothetical cost of investment in the Fund would be $8.25 and the Fund’s annualized expense ratio would be 1.64%.

Leuthold Core ETF - LCR

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2021	March 31, 2022	October 1, 2021 - March 31, 2022
Actual	$1,000.00	$1,022.10	$3.28
Hypothetical (5% return before expenses)	1,000.00	1,021.69	3.28
*	Expenses are equal to the Fund’s annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half period.

70	Leuthold Funds - 2022 Semi-Annual Report

Leuthold Funds

DISCLOSURE OF APPROVAL FOR CONTINUATION OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)

On November 10, 2021, the Board of Directors of Leuthold Funds, Inc. (the “Directors”) approved the continuation of the investment advisory agreements for the Leuthold Core Investment Fund, the Grizzly Short Fund, the Leuthold Select Industries Fund, the Leuthold Global Fund, and the Leuthold Core ETF (collectively the “Funds”, or each, a “Fund”) with the investment adviser to the Funds, The Leuthold Group, LLC, doing business as Leuthold Weeden Capital Management (the “Adviser”). As part of the process of approving the continuation of the advisory agreements, the Directors reviewed the fiduciary duties of the Directors with respect to approving the advisory agreements and the relevant factors for the Directors to consider, and the members of the Board of Directors who are not deemed “interested persons” (as that term is defined by the Investment Company Act of 1940) of the Funds (the “Independent Directors”) met in executive session to discuss the approval of the advisory agreements.

In advance of the meeting, the Adviser sent detailed information to the Directors to assist them in their evaluation of the investment advisory agreements. This information included, but was not limited to, a memorandum from Fund counsel that summarized the legal standards applicable to the Directors’ consideration of the advisory agreements; detailed comparative information relating to the Funds’ management fees and other expenses of the Funds; information regarding fees paid by the Funds and other Fund payments; information on the Adviser’s profitability; information about brokerage commissions; detailed comparative information relating to the Funds’ performance; information about sales and redemptions of the Funds; information about the Funds’ compliance program; and other information the Directors believed was useful in evaluating the approval of advisory agreements.

All of the factors discussed by the Directors were considered as a whole, and were considered separately by the Independent Directors, meeting in executive session. The factors were viewed in their totality by the Directors, with no single factor being the principal or determinative factor in the Directors’ determination of whether to approve the continuation of the investment advisory agreements. The Directors recognized that the management and fee arrangements for the Funds are the result of years of review and discussion between the Independent Directors and the Adviser, that certain aspects of such arrangements may receive greater scrutiny in some years than in others and that the Directors’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

Prior to approving the continuation of the investment advisory agreements, the Directors and the Independent Directors in executive session considered, among other items:

●	The nature and quality of the investment advisory services provided by the Adviser, including the Adviser’s organization and operations, financial condition and stability and ownership structure; and the terms of the investment advisory agreements and how the services performed by the Adviser under the investment advisory agreements differ from those performed for other accounts managed by the Adviser.

●	A comparison of the fees and expenses of the Funds to other similar funds, including a comparison of the Funds’ total expenses and the total expense ratios.

●	A comparison of the fee structures of other accounts managed by the Adviser.

Leuthold Funds - 2022 Semi-Annual Report	71

Leuthold Funds

●	Whether economies of scale are recognized by the Funds.

●	The costs and profitability of the Funds to the Adviser.

●	The independence, expertise, care, and conscientiousness of the Board of Directors.

●	Short-term and long-term investment performance of the Funds.

●	The other benefits to the Adviser from serving as investment adviser to the Funds (in addition to the advisory fee under the investment advisory agreements).

The material considerations and determinations of the Board of Directors, including all of the Independent Directors, are as follows:

Nature and Quality of Investment Advisory Services

The Directors noted that the Adviser supervises the investment portfolios of the Funds, directing the day-to-day management of the Funds’ portfolios, including the purchase and sale of investment securities. The Directors then discussed with management the nature of the investment process employed by the portfolio managers of the Funds, which is highly research intensive.

Management noted that in employing its strategy, the Adviser conducts extensive quantitative research on target companies and industry groups. The Directors then discussed staffing at the Adviser and concluded that the Adviser is well staffed to conduct the research needed to meet the investment objectives of the Funds.

The Directors also considered the background and experience of the Adviser’s senior management and expertise of, and the amount of attention given to the Funds by investment personnel of the Adviser. In addition, the Directors considered the quality of the material service providers to the Funds, who provide administrative and distribution services on behalf of the Funds and are overseen by the Adviser, and the overall reputation and capabilities of the Adviser. Based on this review, the Directors believe that the Adviser provides high quality services to the Funds, and they noted that their overall confidence in the Adviser is high. Based on a review and assessment of the Adviser resulting from discussions with the Adviser, the Directors concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser, and that the nature and extent of the services provided by the Adviser are appropriate to assure that each Fund’s operations are conducted in compliance with applicable laws, rules and regulations.

Comparative Fees and Expenses

The Directors then discussed with management the variables, in addition to the management fees, such as administrative and transaction fees that impact costs to the shareholders of the Funds. Management reviewed with the Directors the comparison of the Funds’ expense ratios to other similar funds. As part of the discussion with management, the Directors ensured that they understood and were comfortable with the criteria used by the Adviser to determine the mutual funds that make up the peer universes for purposes of the materials.

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Management discussed with the Board the Funds’ investment advisory fees and why the Funds’ fees appear higher than their peers. Management indicated that unlike some of the peers in the analyses that may employ some form of passive management in their strategies, the Adviser manages the Funds solely with an active approach. Mr. Mueller noted that during the analysis process, passive funds are primarily excluded from the analysis but in some cases, that is not practicable. He stated, for example, that for the Grizzly Short Fund, eliminating passive funds is not possible due to the already small universe of dedicated short-bias peer funds. Additionally, with the Grizzly Short Fund, investors do not stay invested in this Fund for long periods of time and it is used as more of a short-term hedge. As such, the Adviser has a more active hand in managing this Fund, especially during turbulent markets. He also explained that at the Adviser’s size, they do not have the benefit of economies of scale that some of the larger investment advisers may experience. Additionally, Mr. Mueller discussed the Funds expense ratios and indicated that keeping the expense ratios as low as possible is a constant focus of the Adviser.

The Directors compared the Funds’ proposed expense ratios to those of other comparable mutual funds, indicating that the peer groups used were in line with what the Adviser uses for their internal reporting and that the categories used to compare the Funds to their peer groups were appropriate. After review, the Directors concluded that the proposed expense ratios of the Funds were within a reasonable range of comparable mutual funds, and that the fees are reasonable.

Comparison of Fee Structures of Other Accounts

The Directors then inquired of management regarding the distinction between the services performed by the Adviser for separately managed accounts (“SMAs”) or private investment companies and those performed by the Adviser for the Funds. The Adviser noted that the management of the Funds involves more comprehensive and substantive duties than the management of SMAs or private investment companies. Specifically, the Adviser noted the following:

●	The Adviser provides tailored investment advisory services to the Funds in order to accommodate the cash flow volatility presented by the purchases and redemptions of shareholders.

●	With regard to the Funds, the Adviser attempts to serve the needs of thousands of accounts, ranging from direct accounts holding a few thousand dollars to the large omnibus accounts of intermediaries who in turn service thousands of large and small accounts.

●	The Adviser maintains a robust shareholder communication effort for the Funds to reach shareholders through direct contact, through intermediaries, or via the financial press.

●	The Adviser coordinates with the Funds’ Chief Compliance Officer and other service providers to ensure compliance with regulatory regimens imposed by Federal law and the Internal Revenue Code.

●	The Adviser faces substantially greater litigation risk than other accounts the Adviser manages due in part to the large number of retail shareholders.

●	SMAs or private investment companies do not require the same level of services and oversight, nor do they present the same compliance or litigation risk.

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The Directors concluded that the services performed by the Adviser for the Funds require a higher level of service and oversight than the services performed by the Adviser for SMAs or private investment companies, and that the services performed by the Adviser for the Funds present a higher level of compliance and litigation risk to the Adviser. Based on this determination, the Directors believe that the differential in advisory fees between the Funds and the SMAs and private investment companies are reasonable and concluded that the fee rates charged to the Funds in comparison to those charged to the Adviser’s other clients are reasonable.

In addition to the above, the Directors discussed with management the fact that increasingly investors in the Funds invest through brokerage platforms (intermediaries), with fewer investors going directly to the Funds’ transfer agent. The Directors noted that in connection with the intermediaries, the Adviser absorbs all costs in excess of the fees paid by the Funds. As result, the cost of obtaining, retaining and servicing shareholders for the Funds is significantly higher than the costs for SMAs.

Performance

The Directors noted that at each quarterly meeting, the Directors review reports comparing the investment performance of the Funds to various indices. Based on the information provided at this meeting and the information and quarterly discussions regarding the Funds’ investment performance, the Directors believe that the Adviser manages the Funds in a manner that is materially consistent with their stated investment objective and style.

The Directors also considered the presentation from the Adviser on the investment strategies for the Funds and reviewed the investment performance of the existing Funds compared with those of the existing Funds’ peer groups and relevant benchmarks. They noted and discussed the Funds’ periods of underperformance to confirm that the Adviser is taking steps to address underperformance and concluded that they believe the Adviser is actively taking steps to address underperformance. It is the Directors’ expectation that the Adviser’s discipline will lead to more favorable results in the long-term, and the Directors will continue to monitor the performance of the Funds.

Based on their discussions with the Adviser at the meeting and the prior quarterly meeting, the Directors concluded that the performance of the existing Funds was satisfactory, and within a reasonable range of the performance of similar funds.

Costs and Profitability

The Directors considered the cost of services provided and the profits realized by the Adviser, by reviewing reports provided by the Funds’ administrator that compared the Funds’ investment advisory fees to those of other comparable mutual funds. In addition, each Independent Director received and reviewed a copy of the Adviser’s audited financial statements. They also considered the Funds’ overall expense ratios compared to peer group funds and the Adviser’s proactive efforts to keep the overall expenses of the Funds lower.

The Directors discussed in detail the profitability of the Adviser as it relates to the Funds, in meetings with management of the Adviser. They also discussed the impact of the intermediary service fees on the profitability of the Adviser. The Directors also considered the resources and revenues that the Adviser has put into managing and distributing the

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Leuthold Funds

Funds and concluded that the level of profitability realized by the Adviser from its provision of services to the Funds is reasonable, and that the overall expense ratios and investment advisory fees were fair and within a reasonable range of industry averages.

Economies of Scale

The Directors then discussed with management whether economies of scale are recognized by the Funds. They noted that as Fund assets grow, certain fixed costs are spread over the larger asset base, which may lead to some economies of scale. However, the Directors noted that many of the Funds’ expenses are subject to diseconomies of scale. For example, the intermediary service fees generally increase as the Funds’ assets grow. Given the size of the Funds, the Directors do not believe the Funds are recognizing economies of scale at this time. The Directors noted that they are pleased with the Adviser’s efforts to keep overall expenses low, and they determined that the proposed fee schedules are reasonable. The Directors determined to continue to assess the advisability of breakpoints as the Funds grow in size.

Fall-Out Benefits

The Directors then considered other benefits to the Adviser from serving as adviser to the Funds (in addition to the advisory fee). The Directors noted that the Adviser derives ancillary benefits from its association with the Funds in the form of proprietary and third-party research products and services received from broker dealers that execute portfolio trades for the Funds. Specifically, they discussed the manner in which portfolio transactions for the Funds would be conducted, including the use of soft dollars. Based on these discussions, the Directors concluded that the research and services obtained by the Adviser would be beneficial to the Funds and that Leuthold Weeden Capital Management would execute the Funds’ portfolio transactions in a manner designed to obtain best execution for the Funds. The Directors determined such products and services have been used for legitimate purposes relating to the Funds by aiding in the investment decision-making process. The Directors concluded that the other benefits realized by the Adviser from its relationship with the Funds were reasonable.

The Independent Directors then met with Mr. Fetzer, the Funds’ legal counsel, in executive session.

Conclusion

After reviewing the materials and management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Adviser, the performance of the Funds, expense information, regulatory compliance issues, trading information and related matters and other factors deemed relevant by the Board, including all of the Independent Directors, approved the continuation of the investment advisory agreements.

The Directors noted that all of the factors above were considered by the Board as a whole, and separately by the Independent Directors meeting in executive session. The factors were viewed in their totality by the Directors, with no single factor being the principal or determinative factor in the Board’s determination of whether to approve the continuation of the investment advisory.

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In connection with the annual renewal of the investment advisory agreements, the Directors also discussed and reviewed the legal considerations relevant to evaluating the service and distribution plans for the Leuthold Global Fund and the Leuthold Core ETF. They noted that the distribution plans and related dealer agreements comply with Rule 12b-1. The agreements are designed to put the Funds in position to grow assets under management. They discussed the benefits of the distribution plans to the Funds and their shareholders, and the Directors, including all of the Independent Directors, conclude their continuation was in the best interests of the Funds and their shareholders.

The Directors also discussed Rule 18f-3, which permits certain of the Funds to issue multiple classes of shares. They noted that the amended and restated Rule 18f-3 multi-class plan sets forth the method for allocating fees and expenses among each class and sets forth the service fees and other charges and fees of each class of shares. The Directors reviewed the differences between the classes. After discussion, the Directors concluded that they continue to believe that Rule 18f-3 multi-class plan is in the best interest of each class of the applicable Funds individually and those Funds as a whole.

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ADDITIONAL DISCLOSURE REGARDING FUND DIRECTORS AND OFFICERS (UNAUDITED)

Independent Directors

Name, Year of Birth and Address	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen By Directors	Other Directorships Held by Director
Lawrence L. Horsch (1934) c/o Leuthold Weeden Capital Management 150 South Fifth Street Suite 1700 Minneapolis, MN 55402	Chairman and Director	Indefinite, Director since 1995	Chairman, Eagle Management & Financial Corp., a management consulting firm	5	Somero Enterprises and Pioneer Sales Group

Steven R. Schroll (1957) c/o Leuthold Weeden Capital Management 150 South Fifth Street Suite 1700 Minneapolis, MN 55402	Director and Chair of Nominating Committee	Indefinite, Director since 2019	Retired. Served as Senior Equity Portfolio Manager at Ameriprise Financial (Columbia Management) from 2002 to 2018	5	None

Addison L. Piper (1946) c/o Leuthold Weeden Capital Management 150 South Fifth Street Suite 1700 Minneapolis, MN 55402	Director and Chair of Audit Committee	Indefinite, Director since 2009	Retired Chairman and Chief Executive Officer of Piper Sandler Companies (f/k/a Piper Jaffray Companies)	5	Piper Sandler (f/k/a Piper Jaffray Companies) and PREDEX

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ADDITIONAL DISCLOSURE REGARDING FUND DIRECTORS AND OFFICERS (UNAUDITED)

Interested Persons

Name, Year of Birth and Address	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen By Directors	Other Directorships Held by Director
John C. Mueller (1968) 150 South Fifth Street Suite 1700 Minneapolis, MN 55402	Director President	Indefinite, Director since 2009 One year term, President since 2011	Co-Chief Executive Officer of The Leuthold Group since 2005. Involved in Sales and Marketing for The Leuthold Group since 2001.	5	None

Roger A. Peters (1960) 150 South Fifth Street Suite 1700 Minneapolis, MN 55402	Vice President and Chief Compliance Officer and Anti-Money Laundering Officer	One year term, Chief Compliance Officer since 2006 and Vice President since 2007 and Anti-Money Laundering Officer since 2011	Chief Compliance Officer of the Adviser since 2005.	N/A	N/A

Glenn R. Larson (1965) 150 South Fifth Street Suite 1700 Minneapolis, MN 55402	Treasurer and Secretary	One year term, Treasurer and Secretary since 2022	Compliance Officer of the Adviser since 2005.	N/A	N/A

The Statement of Additional Information includes additional information about the Funds’ Directors and is available free of charge upon request by calling the Funds toll free at (800) 273-6886.

Information regarding the method the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 273-6886 or by accessing the Funds’ website at www.leutholdfunds.com. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge upon request by calling toll-free at (800) 273-6886 or on the SEC’s website at www.sec.gov.

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Inside Back Cover - blank

Leuthold Funds

Investment Adviser:

The Leuthold Group, LLC, doing business
as Leuthold Weeden Capital Management,
Minneapolis, Minnesota

Administrator, Transfer Agent,
Fund Accountant,
Shareholder Servicing Agent:

U.S. Bancorp Fund Services, LLC,
Milwaukee, Wisconsin

Custodian:

U.S. Bank, N.A.,
Milwaukee, Wisconsin

Counsel:

Foley & Lardner, LLP,
Milwaukee, Wisconsin

Independent Registered

Public Accounting Firm:

Ernst & Young LLP,
Minneapolis, Minnesota

The Funds are required to file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. Once filed, the Fund’s Form N-PORT is available without charge on the SEC’s website (http://www.sec.gov) and is available upon request by calling 1-800-273-6886.

This report is authorized for distribution only when preceded or accompanied by a current prospectus.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Incorporated by reference to previous Form N-CSR filing, filed December 8, 2008.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Leuthold Funds, Inc.

By (Signature and Title)* /s/ John Mueller
                                          John Mueller, President/Principal Executive Officer

Date  June 2, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* )*/s/ John Mueller
                                             John Mueller, President/Principal Executive Officer

Date   June 2, 2022

By (Signature and Title)* /s/ Glenn Larson
                                         Glenn Larson, Treasurer/Principal Financial Officer

Date   June 2, 2022

* Print the name and title of each signing officer under his or her signature.